UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10067

Eaton Vance Variable Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders

Semiannual Report June 30, 2007

EATON VANCE
VT
FLOATING-
RATE
INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2007

INVESTMENT UPDATE

Performance for the Past Six Months

•                  The Fund had a total return of 3.00% for the six months ended June 30, 2007.(1)  This return is the result of a decrease in net asset value per share (NAV) to $10.03 on June 30, 2007, from $10.04 on December 31, 2006, and the reinvestment of all dividends.

•                  The Fund distributed $0.308 in income dividends during the six months ended June 30, 2007. Based on a $10.03 NAV on June 30, 2007, the Fund had a distribution rate of 6.12%.(2) The Fund’s SEC 30-day yield at June 30, 2007, was 6.12%.(3)

•                  For comparison, the S&P/LSTA Leveraged Loan Index – an unmanaged loan market index – had a return of 3.43% for the six months ended June 30, 2007.(4)

Management Discussion

•                  Short-term interest rates remained fairly stable during the six months ended June 30, 2007, as the Federal Reserve held the Federal Funds rate – a short-term interest rate benchmark – at 5.25% throughout the period. Floating-rate loans adjust their interest rates primarily to changes in the London Inter-bank Offered Rate (LIBOR), which closely tracks the Federal Funds rate.

•                  During the six months ended June 30, 2007, despite record new loan issuance, demand exceeded loan supply. The technical imbalance resulted in loans repricing at slightly lower credit spreads. In addition, certain large new issues came to market with fewer financial covenants. However, despite this, management believes that the chief determinants of the loan asset class’s long-term performance – seniority and security – remain in place.

•                  The Fund’s investments included 478 borrowers at June 30, 2007, and reflected a continuing increase in the number of issuers and an effort to diversify further. The Fund’s average loan size was just 0.19% of net assets, and no industry constituted more than 9.0% of its loan portfolio. Health care, business equipment and services, chemicals and plastics, publishing and leisure goods/activities/movies were the largest industry weightings.(5)

(1)

There is no sales charge. Insurance-related charges are not included in the calculations of returns. Such expenses would reduce the overall returns shown. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

(2)	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the NAV.
(3)	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the NAV at the end of the period and annualizing the result.
(4)

It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(5)	Holdings and industry weightings are subject to change due to active management.

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www. eatonvance.com.

Eaton Vance VT Floating-Rate Income Fund as of June 30 , 2007

FUND PERFORMANCE

Performance(1) As of 6/30/07

Average Annual Total Return (at net asset value)
Six Months	3.00%
One Year	6.33
Five Years	3.66
Life of Fund†	3.19

†              Inception date: 5/2/01

(1)   The Fund has no sales charge. Insurance-related charges are not included in the calculation of returns. Such expenses would reduce the overall returns shown.

Total Annual Operating Expenses(2)

Expense Ratio	1.19%

(2)      From the Fund’s prospectus dated 5/1/07.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Top Ten Holdings(3)

By total investments

Charter Communications Operating	1.1%
Sungard Data Systems, Inc.	0.9
Univision Communications, Inc.	0.9
Idearc, Inc.	0.8
UPC Broadband Holding B.V.	0.8
Georgia Pacific Corp.	0.7
Community Health Systems, Inc.	0.7
Hexion Specialty Chemicals, Inc.	0.7
Insight Midwest Holdings LLC	0.7
HCA, Inc.	0.7

(3)	Top Ten Holdings represented 8.0% of the Fund’s total investments as of June 30, 2007. Holdings are subject to change due to active management.

Top Five Industries(4)

By total investments

Health Care	8.1%
Business Equipment and Services	7.5
Chemicals and Plastics	5.6
Publishing	5.3
Leisure Goods/Activities/Movies	4.8

(4)	Reflects the Fund’s investments as of June 30, 2007. Industries are shown as a percentage of the Fund’s total investments. Fund information is subject to change due to active management.

Credit Quality Ratings for Total Loan Investments(5)

By total loan investments

Baa	2.5%
Ba	59.2
B	33.9
Non-Rated(6)	4.4

(5)

Credit Quality ratings are those provided by Moody’s Investors Service, Inc., a nationally recognized bond rating service, as of June 30, 2007. As a percentage of the Fund’s total loan investments as of June 30, 2007. Fund information is subject to change due to active management.

(6)	Certain loans in which the Fund invests are not rated by a rating agency. In management’s opinion, such securities are comparable to securities rated by a rating agency in the categories listed above.

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur ongoing costs including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 – June 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be, imposed under your variable annuity contract or variable life insurance policy ("variable contracts") (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of owning different funds. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

Eaton Vance VT Floating-Rate Income Fund

	Beginning Account Value (1/1/07)	Ending Account Value (6/30/07)	Expenses Paid During Period* (1/1/07 – 6/30/07)
Actual	$1,000.00	$1,030.00	$5.69
Hypothetical
(5% return per year before expenses)	$1,000.00	$1,019.20	$5.66

* Expenses are equal to the Fund's annualized expense ratio of 1.13% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2006. Expenses shown do not include insurance-related charges.

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 91.6%(1)
Principal Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 1.5%
BE Aerospace, Inc.
$125,000	Term Loan, 7.12%, Maturing August 24, 2012	$125,469
DRS Technologies, Inc.
120,852	Term Loan, 6.86%, Maturing January 31, 2013	121,255
Evergreen International Aviation
396,293	Term Loan, 8.91%, Maturing October 31, 2011	398,770
Hawker Beechcraft Acquisition
179,043	Term Loan, 5.26%, Maturing March 26, 2014	179,402
2,110,668	Term Loan, 7.36%, Maturing March 26, 2014	2,114,908
Hexcel Corp.
360,340	Term Loan, 7.11%, Maturing March 1, 2012	361,241
IAP Worldwide Services, Inc.
172,375	Term Loan, 9.69%, Maturing December 30, 2012	168,748
Spirit AeroSystems, Inc.
813,684	Term Loan, 7.11%, Maturing December 31, 2011	818,896
Standard Aero Holdings, Inc.
500,000	Term Loan, Maturing August 24, 2012(3)	500,000
TransDigm, Inc.
1,925,000	Term Loan, 7.36%, Maturing June 23, 2013	1,937,031
Vought Aircraft Industries, Inc.
1,876,420	Term Loan, 7.83%, Maturing December 17, 2011	1,889,710
Wesco Aircraft Hardware Corp.
417,208	Term Loan, 7.61%, Maturing September 29, 2013	420,077
Wyle Laboratories, Inc.
1,000,000	Term Loan, 8.11%, Maturing January 28, 2011	1,009,375
		$10,044,882
Air Transport — 0.2%
Delta Air Lines, Inc.
$700,000	Term Loan, 8.61%, Maturing April 30, 2014	$705,950
Northwest Airlines, Inc.
700,000	DIP Loan, 7.34%, Maturing August 21, 2008	701,144
		$1,407,094
Automotive — 3.3%
Accuride Corp.
$877,049	Term Loan, 7.38%, Maturing January 31, 2012	$883,392
Adesa, Inc.
3,400,000	Term Loan, 7.61%, Maturing October 18, 2013	3,406,803
Affina Group, Inc.
268,350	Term Loan, 8.36%, Maturing November 30, 2011	270,362

Principal Amount	Borrower/Tranche Description	Value
Automotive (continued)
Dana Corp.
$1,500,000	Term Loan, 7.88%, Maturing March 30, 2008	$1,506,094
Dayco Products, LLC
544,500	Term Loan, 7.85%, Maturing June 21, 2011	546,997
Delphi Corp.
1,000,000	Term Loan, Maturing October 8, 2007(3)	1,004,531
Dollar Thrifty Automotive Group, Inc.
600,000	Term Loan, Maturing June 15, 2014(3)	600,000
Federal-Mogul Corp.
500,000	DIP Loan, 7.07%, Maturing December 31, 2007	501,312
Ford Motor Company
970,125	Term Loan, 8.36%, Maturing December 15, 2013	975,224
General Motors Corp.
2,195,750	Term Loan, 7.73%, Maturing November 29, 2013	2,213,042
Goodyear Tire & Rubber Co.
3,425,000	Term Loan, 7.10%, Maturing April 30, 2010	3,412,461
Jason, Inc.
300,000	Term Loan, 7.82%, Maturing April 30, 2010	301,125
Keystone Automotive Operations, Inc.
497,500	Term Loan, 8.84%, Maturing January 12, 2012	484,130
Tenneco Automotive, Inc.
525,000	Term Loan, 6.82%, Maturing March 17, 2014	526,641
The Hertz Corp.
227,778	Term Loan, 5.36%, Maturing December 21, 2012	229,068
1,272,367	Term Loan, 7.10%, Maturing December 21, 2012	1,279,573
TriMas Corp.
187,500	Term Loan, 8.07%, Maturing August 2, 2011	190,078
806,406	Term Loan, 8.13%, Maturing August 2, 2013	817,494
TRW Automotive, Inc.
925,000	Term Loan, 6.88%, Maturing February 2, 2014	927,987
United Components, Inc.
1,141,002	Term Loan, 7.36%, Maturing June 30, 2010	1,145,281
Vanguard Car Rental USA
986,065	Term Loan, 8.34%, Maturing June 14, 2013	994,957
		$22,216,552
Beverage and Tobacco — 0.3%
Constellation Brands, Inc.
$645,833	Term Loan, 6.88%, Maturing June 5, 2013	$648,255
National Dairy Holdings, L.P.
363,571	Term Loan, 7.32%, Maturing March 15, 2012	364,480
Reynolds American, Inc.
1,000,000	Term Loan, Maturing May 31, 2012(3)	1,007,500
Southern Wine & Spirits of America, Inc.
333,569	Term Loan, 6.86%, Maturing May 31, 2012	334,333
		$2,354,568

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Brokers, Dealers and Investment Houses — 0.1%
AmeriTrade Holding Corp.
$728,837	Term Loan, 6.82%, Maturing December 31, 2012	$730,621
		$730,621
Building and Development — 3.0%
Beacon Sales Acquisition, Inc.
$298,500	Term Loan, 7.35%, Maturing September 30, 2013	$299,246
BioMed Realty, L.P.
1,345,000	Term Loan, 7.57%, Maturing May 31, 2010	1,350,044
Building Materials Corp. of America
796,005	Term Loan, 8.19%, Maturing February 22, 2014	786,751
Capital Automotive REIT
325,592	Term Loan, 7.07%, Maturing December 16, 2010	327,479
Contech Construction Products
791,890	Term Loan, 7.33%, Maturing January 13, 2013	795,355
Epco/Fantome, LLC
240,000	Term Loan, 7.98%, Maturing November 23, 2010	240,600
General Growth Properties, Inc.
348,684	Term Loan, 6.57%, Maturing February 24, 2011	347,610
Lanoga Corp.
1,329,100	Term Loan, 7.07%, Maturing June 29, 2013	1,319,963
LNR Property Corp.
750,000	Term Loan, 8.11%, Maturing July 3, 2011	751,607
Mueller Water Products, Inc.
975,000	Term Loan, 7.09%, Maturing May 24, 2014	978,047
NCI Building Systems, Inc.
200,893	Term Loan, 6.82%, Maturing June 18, 2010	201,311
Nortek, Inc.
320,925	Term Loan, 7.61%, Maturing August 27, 2011	320,684
Panolam Industries Holdings, Inc.
1,837,854	Term Loan, 8.11%, Maturing September 30, 2012	1,843,597
PLY GEM Industries, Inc.
1,122,186	Term Loan, 8.11%, Maturing August 15, 2011	1,119,381
Re/Max International, Inc.
500,000	Term Loan, Maturing January 23, 2008(3)	501,875
Realogy Corp.
509,091	Term Loan, 8.32%, Maturing September 1, 2014	504,778
1,890,909	Term Loan, 8.35%, Maturing September 1, 2014	1,874,889
Standard Pacific Corp.
500,000	Term Loan, 6.86%, Maturing May 5, 2013	495,156
Stile Acquisition Corp.
323,125	Term Loan, 7.35%, Maturing April 6, 2013	314,252
Stile U.S. Acquisition Corp.
323,675	Term Loan, 7.35%, Maturing April 6, 2013	314,788

Principal Amount	Borrower/Tranche Description	Value
Building and Development (continued)
The Woodlands Commercial Property, Inc.
$400,000	Term Loan, 7.31%, Maturing August 29, 2009	$400,500
TRU 2005 RE Holding Co.
3,450,000	Term Loan, 8.32%, Maturing December 9, 2008	3,469,675
Wintergames Acquisition ULC
1,539,558	Term Loan, 7.33%, Maturing October 26, 2007	1,543,407
		$20,100,995
Business Equipment and Services — 7.8%
ACCO Brands Corp.
$1,721,912	Term Loan, 7.11%, Maturing August 17, 2012	$1,733,481
Activant Solutions, Inc.
998,109	Term Loan, 7.38%, Maturing May 1, 2013	996,237
Acxiom Corp.
1,363,750	Term Loan, 7.07%, Maturing September 15, 2012	1,370,996
Affiliated Computer Services
2,254,437	Term Loan, 7.32%, Maturing March 20, 2013	2,262,680
Affinion Group, Inc.
1,316,805	Term Loan, 7.86%, Maturing October 17, 2012	1,328,820
Allied Security Holdings, LLC
343,636	Term Loan, 8.35%, Maturing June 30, 2010	346,214
Asurion Corp.
763,227	Term Loan, 8.32%, Maturing July 13, 2012	765,135
Buhrmann US, Inc.
790,271	Term Loan, 7.11%, Maturing December 31, 2010	790,765
DynCorp International, LLC
92,355	Term Loan, 7.63%, Maturing February 11, 2011	93,048
Education Management, LLC
2,434,734	Term Loan, 7.13%, Maturing June 1, 2013	2,428,141
Info USA, Inc.
992,500	Term Loan, 7.36%, Maturing February 14, 2012	994,981
Information Resources, Inc.
1,000,000	Term Loan, 7.11%, Maturing May 7, 2014	1,004,688
Intergraph Corp.
878,452	Term Loan, 7.61%, Maturing May 29, 2014	883,394
Iron Mountain, Inc.
1,675,000	Term Loan, 6.87%, Maturing April 16, 2014	1,685,817
Kronos, Inc.
800,000	Term Loan, 7.61%, Maturing June 11, 2014	800,000
Mitchell International, Inc.
1,496,250	Term Loan, 7.38%, Maturing March 28, 2014	1,497,185
N.E.W. Holdings I, LLC
675,000	Term Loan, 7.85%, Maturing May 22, 2014	674,297
Nielsen Finance, LLC
4,225,625	Term Loan, 7.61%, Maturing August 9, 2013	4,255,999

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Business Equipment and Services (continued)
PGS Solutions, Inc.
$399,000	Term Loan, 7.62%, Maturing February 14, 2013	$402,741
Protection One, Inc.
1,038,731	Term Loan, 7.59%, Maturing March 31, 2012	1,043,601
Quantum Corp.
183,333	Term Loan, 9.32%, Maturing August 22, 2012	183,562
Quintiles Transnational Corp.
2,424,325	Term Loan, 7.36%, Maturing March 31, 2013	2,437,457
Riskmeterics Group Holdings, LLC
1,546,125	Term Loan, 7.61%, Maturing January 11, 2014	1,553,856
Sabare, Inc.
3,190,795	Term Loan, 7.61%, Maturing September 30, 2014	3,167,362
Safenet, Inc.
750,000	Term Loan, 7.86%, Maturing April 12, 2014	746,250
Serena Software, Inc.
460,000	Term Loan, 7.34%, Maturing March 10, 2013	462,932
Sitel (Client Logic)
1,022,133	Term Loan, 7.85%, Maturing January 29, 2014	1,028,522
Solera Nederland Holdings
1,546,125	Term Loan, 7.38%, Maturing May 15, 2014	1,554,822
SunGard Data Systems, Inc.
5,971,628	Term Loan, 7.36%, Maturing February 11, 2013	6,003,887
TDS Investor Corp.
1,000,000	Term Loan, 0.00%, Maturing August 23, 2013(2)	1,000,000
2,591,168	Term Loan, 7.82%, Maturing August 23, 2013	2,606,039
265,982	Term Loan, 7.86%, Maturing August 23, 2013	267,508
Transaction Network Services, Inc.
450,000	Term Loan, 7.36%, Maturing May 4, 2012	451,125
US Investigations Services, Inc.
995,846	Term Loan, 8.09%, Maturing October 14, 2012	998,958
995,884	Term Loan, 8.09%, Maturing October 14, 2013	998,996
West Corp.
1,990,013	Term Loan, 7.75%, Maturing October 24, 2013	1,999,284
498,750	Term Loan, 7.75%, Maturing May 11, 2014	501,074
Williams Scotsman, Inc.
750,000	Term Loan, 6.82%, Maturing June 27, 2010	748,594
Worldspan, L.P.
746,250	Term Loan, 8.61%, Maturing December 7, 2013	749,981
		$52,818,429
Cable and Satellite Television — 4.0%
Atlantic Broadband Finance, LLC
$1,143,255	Term Loan, 7.61%, Maturing February 10, 2011	$1,150,758

Principal Amount	Borrower/Tranche Description	Value
Cable and Satellite Television (continued)
Bresnan Broadband Holdings, LLC
$2,700,000	Term Loan, 7.36%, Maturing March 29, 2014	$2,705,273
300,000	Term Loan, 7.38%, Maturing March 29, 2014	300,586
Charter Communications Operating, Inc.
7,434,441	Term Loan, 7.32%, Maturing April 28, 2013	7,378,683
CSC Holdings, Inc.
3,301,750	Term Loan, 7.07%, Maturing March 29, 2013	3,304,365
Insight Midwest Holdings, LLC
4,500,000	Term Loan, 7.35%, Maturing April 6, 2014	4,515,822
MCC Iowa, LLC
229,250	Term Loan, 6.84%, Maturing March 31, 2010	228,104
Mediacom Broadband Group
248,750	Term Loan, 7.10%, Maturing January 31, 2015	248,560
Mediacom Illinois, LLC
445,263	Term Loan, 7.10%, Maturing January 31, 2015	445,417
NTL Investment Holdings, Ltd.
677,570	Term Loan, 7.36%, Maturing March 30, 2012	681,140
Persona Communications Corp.
1,250,000	Term Loan, 8.07%, Maturing October 12, 2013	1,258,594
UPC Broadband Holding B.V.
5,500,000	Term Loan, 7.08%, Maturing October 16, 2011	5,482,812
		$27,700,114
Chemicals and Plastics — 6.0%
AZ Chem US, Inc.
$1,000,000	Term Loan, 7.36%, Maturing February 28, 2013	$1,002,500
Brenntag Holding GmbH and Co. KG
1,300,000	Term Loan, 7.89%, Maturing December 23, 2013	1,305,300
Celanese Holdings, LLC
2,375,000	Term Loan, 7.10%, Maturing April 2, 2014	2,382,422
Cognis GMBH
975,000	Term Loan, 7.36%, Maturing September 15, 2013	979,509
Columbian Chemicals Acquisition
1,485,000	Term Loan, 7.11%, Maturing March 16, 2013	1,485,000
Georgia Gulf Corp.
1,553,516	Term Loan, 7.82%, Maturing October 3, 2013	1,566,300
Hercules, Inc.
328,616	Term Loan, 6.82%, Maturing October 8, 2010	329,130
Hexion Specialty Chemicals, Inc.
500,000	Term Loan, 7.63%, Maturing May 5, 2012	502,156
4,012,755	Term Loan, 7.63%, Maturing May 5, 2013	4,029,770
Huish Detergents Inc.
600,000	Term Loan, 7.32%, Maturing April 26, 2014	599,250

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Huntsman International, LLC
$1,800,000	Term Loan, 7.07%, Maturing August 16, 2012	$1,802,410
INEOS Group
668,250	Term Loan, 7.58%, Maturing December 14, 2013	673,541
668,250	Term Loan, 8.08%, Maturing December 14, 2014	673,541
Innophos, Inc.
670,007	Term Loan, 7.57%, Maturing August 10, 2010	672,799
Invista B.V.
197,000	Term Loan, 6.86%, Maturing April 30, 2010	196,877
248,415	Term Loan, 6.86%, Maturing April 29, 2011	248,648
ISP Chemco, Inc.
2,800,000	Term Loan, 7.13%, Maturing June 4, 2014	2,805,250
Kranton Polymers, LLC
1,445,143	Term Loan, 7.38%, Maturing May 12, 2013	1,454,778
Lucite International Group Holdings
324,427	Term Loan, 7.61%, Maturing July 7, 2013(2)	326,658
916,317	Term Loan, 7.61%, Maturing July 7, 2013	922,616
Lyondell Chemical Co.
1,488,750	Term Loan, 6.86%, Maturing August 16, 2013	1,490,146
Macdermid, Inc.
2,495,625	Term Loan, 7.36%, Maturing April 12, 2014	2,501,345
Millenium Inorganic Chemicals
875,000	Term Loan, 7.57%, Maturing April 30, 2014	879,922
Momentive Performance Material
1,144,250	Term Loan, 7.63%, Maturing December 4, 2013	1,147,230
Mosaic Co.
1,048,493	Term Loan, 7.13%, Maturing December 21, 2012	1,055,592
Nalco Co.
2,756,520	Term Loan, 7.21%, Maturing November 4, 2010	2,773,009
PQ Corp.
1,555,310	Term Loan, 7.32%, Maturing February 10, 2012	1,559,199
Propex Fabrics, Inc.
164,222	Term Loan, 8.36%, Maturing July 31, 2012	164,838
Rockwood Specialties Group, Inc.
2,884,085	Term Loan, 7.11%, Maturing December 10, 2012	2,900,850
Solo Cup Co.
293,161	Term Loan, 8.84%, Maturing February 27, 2011	296,573
Solutia, Inc.
945,138	DIP Loan, 8.36%, Maturing March 31, 2008	953,704
		$39,680,863
Clothing / Textiles — 0.4%
Hanesbrands, Inc.
$1,713,232	Term Loan, 7.11%, Maturing September 5, 2013	$1,720,339

Principal Amount	Borrower/Tranche Description	Value
Clothing / Textiles (continued)
The William Carter Co.
$1,052,065	Term Loan, 6.85%, Maturing July 14, 2012	$1,053,380
		$2,773,719
Conglomerates — 2.4%
Amsted Industries, Inc.
$1,510,240	Term Loan, 7.35%, Maturing October 15, 2010	$1,515,903
474,887	Term Loan, Maturing April 5, 2013(3)	477,261
Brickman Group Holdings, Inc.
1,296,750	Term Loan, 7.40%, Maturing January 23, 2014	1,299,992
Bushnell Performance Optics
688,049	Term Loan, 8.32%, Maturing August 19, 2011	691,776
Gentek, Inc.
748,125	Term Loan, 8.25%, Maturing February 28, 2011	750,930
Goodman Global Holdings, Inc.
484,775	Term Loan, 7.13%, Maturing December 23, 2011	485,684
Jarden Corp.
2,288,208	Term Loan, 7.11%, Maturing January 24, 2012	2,294,910
Johnson Diversey, Inc.
1,269,222	Term Loan, 7.86%, Maturing December 16, 2011	1,280,063
Polymer Group, Inc.
1,600,625	Term Loan, 7.61%, Maturing November 22, 2012	1,605,627
RBS Global, Inc.
1,197,500	Term Loan, 7.64%, Maturing July 19, 2013	1,205,359
Rexnord Corp.
1,401,639	Term Loan, 7.86%, Maturing July 19, 2013	1,410,838
RGIS Holdings, LLC
94,048	Term Loan, 0.00%, Maturing April 30, 2014(2)	94,381
1,880,952	Term Loan, 7.86%, Maturing April 30, 2014	1,887,615
Samsonite Corp.
995,000	Term Loan, 7.61%, Maturing December 21, 2013	1,001,996
The Geo Group, Inc.
337,166	Term Loan, 6.82%, Maturing January 24, 2014	338,430
		$16,340,765
Containers and Glass Products — 2.5%
Berry Plastics Corp.
$2,992,500	Term Loan, 7.36%, Maturing April 3, 2015	$2,978,992
Bluegrass Container Co.
992,500	Term Loan, 7.60%, Maturing June 30, 2013	996,704
Consolidated Container Co.
748,125	Term Loan, 7.61%, Maturing March 28, 2014	748,593
Crown Americas, Inc.
495,000	Term Loan, 7.11%, Maturing November 15, 2012	495,557

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Containers and Glass Products (continued)
Graham Packaging Holdings Co.
$2,493,750	Term Loan, 7.63%, Maturing October 7, 2011	$2,505,997
Graphic Packaging International, Inc.
3,700,000	Term Loan, 7.34%, Maturing May 16, 2014	3,716,187
IPG (US), Inc.
313,950	Term Loan, 8.17%, Maturing July 28, 2011	314,735
JSG Acquisitions
195,000	Term Loan, 7.48%, Maturing December 31, 2013	197,072
195,000	Term Loan, 8.10%, Maturing December 31, 2014	198,047
Kranson Industries, Inc.
297,890	Term Loan, 7.61%, Maturing July 31, 2013	299,379
Owens-Brockway Glass Container
415,438	Term Loan, 6.82%, Maturing June 14, 2013	416,216
Pregis Corp.
294,750	Term Loan, 7.61%, Maturing October 12, 2011	297,145
Smurfit-Stone Container Corp.
315,820	Term Loan, 5.22%, Maturing November 1, 2011	317,633
2,719,169	Term Loan, 7.38%, Maturing November 1, 2011	2,735,548
Tegrant Holding Corp.
997,500	Term Loan, 7.61%, Maturing March 8, 2013	1,002,487
		$17,220,292
Cosmetics / Toiletries — 0.1%
American Safety Razor Co.
$247,500	Term Loan, 7.86%, Maturing July 31, 2013	$248,583
Prestige Brands, Inc.
272,408	Term Loan, 7.64%, Maturing April 7, 2011	273,827
		$522,410
Drugs — 1.2%
Chattem, Inc.
$1,016,000	Term Loan, 7.11%, Maturing January 2, 2013	$1,021,080
Graceway Pharmaceuticals, LLC
1,115,625	Term Loan, 8.11%, Maturing May 3, 2012	1,117,252
Pharmaceutical Holdings Corp.
345,625	Term Loan, 8.57%, Maturing January 30, 2012	348,433
Royal Pharma Finance Trust
498,750	Term Loan, 6.82%, Maturing April 16, 2013	500,932
Stiefel Laboratories, Inc.
1,990,000	Term Loan, 7.61%, Maturing December 28, 2013	1,994,975
Warner Chilcott Corp.
2,912,941	Term Loan, 7.36%, Maturing January 18, 2012	2,926,985
		$7,909,657

Principal Amount	Borrower/Tranche Description	Value
Ecological Services and Equipment — 1.2%
Allied Waste Industries, Inc.
$807,792	Term Loan, 5.33%, Maturing January 15, 2012	$811,528
1,263,899	Term Loan, 7.09%, Maturing January 15, 2012	1,268,865
Casella Waste Systems, Inc.
1,000,000	Term Loan, 7.36%, Maturing April 28, 2010	1,003,125
Energy Solutions, LLC
733,491	Term Loan, 7.57%, Maturing June 7, 2013	737,388
IESI Corp.
2,000,000	Term Loan, 7.11%, Maturing January 20, 2012	2,006,250
Sensus Metering Systems, Inc.
228,174	Term Loan, 7.37%, Maturing December 17, 2010	229,314
Synagro Technologies, Inc.
750,000	Term Loan, 7.36%, Maturing June 21, 2012	751,875
Waste Services, Inc.
498,750	Term Loan, 7.82%, Maturing March 31, 2011	503,114
Big Dumpster Merger Sub, Inc.
155,589	Term Loan, 7.61%, Maturing February 5, 2013(2)	156,756
344,411	Term Loan, 7.61%, Maturing February 5, 2013	346,994
		$7,815,209
Electronics / Electrical — 3.2%
Advanced Micro Devices, Inc.
$745,164	Term Loan, 7.36%, Maturing December 31, 2013	$744,741
AMI Semiconductor, Inc.
1,097,526	Term Loan, 6.86%, Maturing April 1, 2012	1,095,812
Aspect Software, Inc.
1,290,250	Term Loan, 8.36%, Maturing July 11, 2011	1,299,927
Communications & Power, Inc.
416,667	Term Loan, 7.57%, Maturing July 23, 2010	418,229
EnerSys Capital, Inc.
493,703	Term Loan, 7.11%, Maturing March 17, 2011	496,480
Fairchild Semiconductor Corp.
569,250	Term Loan, 6.86%, Maturing June 26, 2013	569,606
Freescale Semiconductor, Inc.
3,388,000	Term Loan, 7.11%, Maturing December 1, 2013	3,360,296
Infor Enterprise Solutions Holdings
500,000	Term Loan, 8.11%, Maturing July 28, 2012	503,750
2,234,369	Term Loan, 9.11%, Maturing July 28, 2012	2,251,310
Invensys International Holding
472,222	Term Loan, 7.36%, Maturing December 15, 2010	474,780
527,778	Term Loan, 7.35%, Maturing January 15, 2011	532,066
Network Solutions, LLC
975,000	Term Loan, 7.91%, Maturing March 7, 2014	975,203

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Electronics / Electrical (continued)
Open Solutions, Inc.
$1,696,048	Term Loan, 7.45%, Maturing January 23, 2014	$1,696,048
Sensata Technologies Finance Co.
2,593,551	Term Loan, 7.11%, Maturing April 27, 2013	2,592,962
SS&C Technologies, Inc.
1,744,254	Term Loan, 7.36%, Maturing November 23, 2012	1,754,065
46,441	Term Loan, 7.83%, Maturing November 23, 2012	46,702
TTM Technologies, Inc.
300,000	Term Loan, 7.59%, Maturing October 27, 2012	301,500
VeriFone, Inc.
558,125	Term Loan, 7.11%, Maturing October 31, 2013	560,916
VertaFore, Inc.
2,250,000	Term Loan, 7.86%, Maturing January 31, 2012	2,255,625
		$21,930,018
Equipment Leasing — 0.2%
AWAS Capital, Inc.
$242,437	Term Loan, 7.13%, Maturing March 22, 2013	$241,376
United Rentals, Inc.
328,620	Term Loan, 5.32%, Maturing February 14, 2011	329,325
721,982	Term Loan, 7.32%, Maturing February 14, 2011	723,529
		$1,294,230
Farming / Agriculture — 0.4%
BF Bolthouse Hold Co, LLC
$941,847	Term Loan, 7.63%, Maturing December 16, 2012	$946,556
Central Garden & Pet Co.
246,875	Term Loan, 6.82%, Maturing February 28, 2014	246,644
United Agri Products, Inc.
1,233,144	Term Loan, 7.36%, Maturing June 8, 2012	1,236,227
		$2,429,427
Financial Intermediaries — 1.6%
AIMCO Properties, L.P.
$1,225,000	Term Loan, 6.86%, Maturing March 23, 2011	$1,226,149
Coinstar, Inc.
620,712	Term Loan, 7.35%, Maturing July 7, 2011	624,203
E.A. Viner International Co.
790,000	Term Loan, 7.86%, Maturing July 31, 2013	792,962
Elster Group GMBH (Ruhrgas)
317,225	Term Loan, 7.88%, Maturing June 12, 2014	321,736
Fleetcor Technologies Operation
73,333	Term Loan, 0.00%, Maturing April 30, 2013(2)	73,608
426,667	Term Loan, 7.59%, Maturing April 30, 2013	428,267

Principal Amount	Borrower/Tranche Description	Value
Financial Intermediaries — 1.6%
Grosvenor Capital Management Holdings
$1,745,625	Term Loan, 7.60%, Maturing December 5, 2013	$1,765,263
Investools, Inc.
300,000	Term Loan, 8.61%, Maturing August 13, 2012	300,750
IPayment, Inc.
1,738,075	Term Loan, 7.35%, Maturing May 10, 2013	1,725,039
LPL Holdings, Inc.
2,208,659	Term Loan, 7.36%, Maturing December 18, 2014	2,214,180
Oxford Acquisition III, Ltd.
1,000,000	Term Loan, 7.32%, Maturing May 24, 2014	1,000,446
The Macerich Partnership, L.P.
500,000	Term Loan, 6.88%, Maturing April 25, 2010	500,937
		$10,973,540
Food Products — 2.9%
Acosta, Inc.
$2,932,850	Term Loan, 7.57%, Maturing July 28, 2013	$2,950,723
Advance Food Company, Inc.
66,667	Term Loan, 0.00%, Maturing March 16, 2014(2)	66,459
232,750	Term Loan, 7.11%, Maturing March 16, 2014	232,022
American Seafoods Group, LLC
389,186	Term Loan, 6.86%, Maturing September 30, 2011	388,700
1,194,496	Term Loan, 7.11%, Maturing September 30, 2012	1,197,856
Birds Eye Foods, Inc.
1,296,250	Term Loan, 7.11%, Maturing March 22, 2013	1,297,466
Chiquita Brands, LLC
2,022,075	Term Loan, 8.38%, Maturing June 28, 2012	2,043,349
Dean Foods Co.
2,992,500	Term Loan, 6.86%, Maturing April 2, 2014	2,992,314
Del Monte Corp.
495,000	Term Loan, 6.84%, Maturing February 8, 2012	496,193
Dole Food Company, Inc.
93,660	Term Loan, 5.23%, Maturing April 12, 2013	93,400
693,672	Term Loan, 7.45%, Maturing April 12, 2013	691,745
208,102	Term Loan, 7.54%, Maturing April 12, 2013	207,524
JRD Holdings, Inc.
475,000	Term Loan, Maturing June 26, 2014(3)	476,484
Michael Foods, Inc.
282,370	Term Loan, 7.36%, Maturing November 21, 2010	283,958
Nash-Finch Co.
494,800	Term Loan, 7.88%, Maturing November 12, 2010	495,418
Pinnacle Foods Finance, LLC
3,125,000	Term Loan, 8.11%, Maturing April 2, 2014	3,131,184

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Food Products (continued)
QCE Finance, LLC
$992,487	Term Loan, 7.61%, Maturing May 5, 2013	$996,581
Reddy Ice Group, Inc.
1,675,000	Term Loan, 7.11%, Maturing August 9, 2012	1,678,665
		$19,720,041
Food Service — 2.2%
AFC Enterprises, Inc.
$168,441	Term Loan, 7.63%, Maturing May 23, 2009	$169,705
Buffets, Inc.
169,360	Term Loan, 5.25%, Maturing May 1, 2013	170,948
1,277,548	Term Loan, 8.11%, Maturing November 1, 2013	1,289,525
Burger King Corp.
1,349,690	Term Loan, 6.88%, Maturing June 30, 2012	1,353,158
CBRL Group, Inc.
1,573,178	Term Loan, 6.86%, Maturing April 27, 2013	1,576,455
Denny's, Inc.
133,333	Term Loan, 7.32%, Maturing March 31, 2012	133,833
768,518	Term Loan, 7.36%, Maturing March 31, 2012	771,400
Krispy Kreme Doughnut Corp.
456,527	Term Loan, 8.36%, Maturing February 16, 2014	461,021
Landry's Restaurants, Inc.
251,061	Term Loan, 7.08%, Maturing December 28, 2010	251,322
NPC International, Inc.
958,333	Term Loan, 7.10%, Maturing May 3, 2013	960,430
OSI Restaurant Partners, LLC
187,970	Term Loan, Maturing May 9, 2013(3)	188,734
2,312,030	Term Loan, Maturing May 9, 2014(3)	2,321,424
RMK Acquisition Corp. (Aramark)
298,316	Term Loan, 5.36%, Maturing January 26, 2014	298,910
3,891,975	Term Loan, 7.36%, Maturing January 26, 2014	3,899,716
Sagittarius Restaurants, LLC
246,875	Term Loan, 7.61%, Maturing March 29, 2013	248,032
Weight Watchers International, Inc.
997,500	Term Loan, 6.88%, Maturing January 26, 2014	1,002,487
		$15,097,100
Food / Drug Retailers — 1.5%
General Nutrition Centers, Inc.
$1,825,000	Term Loan, 7.60%, Maturing September 16, 2013	$1,815,306
Giant Eagle, Inc.
197,000	Term Loan, 6.85%, Maturing November 7, 2012	198,428
Pantry, Inc. (The)
277,778	Term Loan, 0.00%, Maturing May 15, 2014(2)	278,704
972,222	Term Loan, 7.07%, Maturing May 15, 2014	975,465

Principal Amount	Borrower/Tranche Description	Value
Food / Drug Retailers (continued)
Rite Aid Corp.
$2,650,000	Term Loan, Maturing June 1, 2014(3)	$2,657,730
Roundy's Supermarkets, Inc.
2,335,608	Term Loan, 8.11%, Maturing November 3, 2011	2,355,753
Supervalu, Inc.
1,647,636	Term Loan, 6.86%, Maturing June 1, 2012	1,653,386
		$9,934,772
Forest Products — 1.6%
Appleton Papers, Inc.
$900,000	Term Loan, 7.09%, Maturing June 5, 2014	$901,500
Boise Cascade Holdings, LLC
489,463	Term Loan, 0.00%, Maturing April 30, 2014(2)	489,647
2,180,073	Term Loan, 6.86%, Maturing April 30, 2014	2,180,890
Buckeye Technologies, Inc.
583,766	Term Loan, 7.34%, Maturing April 15, 2010	584,374
Domtar Corp.
900,000	Term Loan, 6.74%, Maturing March 7, 2014	897,413
Georgia-Pacific Corp.
4,898,119	Term Loan, 7.11%, Maturing December 20, 2012	4,914,849
NewPage Corp.
344,311	Term Loan, 7.63%, Maturing May 2, 2011	347,055
Xerium Technologies, Inc.
717,914	Term Loan, 8.11%, Maturing May 18, 2012	717,914
		$11,033,642
Healthcare — 8.4%
Accellent, Inc.
$1,487,424	Term Loan, 7.86%, Maturing November 22, 2012	$1,487,734
Advanced Medical Optics, Inc.
748,125	Term Loan, 7.09%, Maturing April 2, 2014	745,787
American Medical Systems
759,371	Term Loan, 7.68%, Maturing July 20, 2012	760,320
AMN Healthcare, Inc.
177,935	Term Loan, 7.11%, Maturing November 2, 2011	178,214
AMR HoldCo, Inc.
1,439,527	Term Loan, 7.36%, Maturing February 10, 2012	1,444,925
Cardinal Health 409, Inc.
2,400,000	Term Loan, 7.61%, Maturing April 10, 2014	2,396,251
Carestream Health, Inc.
3,050,000	Term Loan, 7.34%, Maturing April 30, 2013	3,057,247
Community Health Systems, Inc.
3,154,025	Term Loan, 7.11%, Maturing August 19, 2011	3,164,373
1,588,000	Term Loan, 7.09%, Maturing February 29, 2012	1,593,210

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Healthcare (continued)
CONMED Corp.
$900,552	Term Loan, 7.51%, Maturing April 13, 2013	$901,114
CRC Health Corp.
2,485,395	Term Loan, 7.86%, Maturing February 6, 2013	2,500,929
Davita, Inc.
3,056,280	Term Loan, 6.86%, Maturing October 5, 2012	3,064,159
DJ Orthopedics, LLC
888,571	Term Loan, 6.88%, Maturing April 7, 2013	887,739
Emdeon Business Services, LLC
2,925,397	Term Loan, 7.61%, Maturing November 16, 2013	2,945,509
Encore Medical Finance, LLC
1,141,374	Term Loan, 7.88%, Maturing November 3, 2013	1,143,871
FHC Health Systems, Inc.
222,222	Term Loan, 5.36%, Maturing June 27, 2008	228,889
Fresenius Medical Care Holdings
1,384,975	Term Loan, 6.73%, Maturing March 31, 2013	1,385,885
Hanger Orthopedic Group, Inc.
301,725	Term Loan, Maturing May 30, 2013(3)	303,111
HCA, Inc.
4,427,750	Term Loan, 7.61%, Maturing November 18, 2013	4,452,395
Health Management Association, Inc.
2,827,913	Term Loan, 7.11%, Maturing February 28, 2014	2,833,939
HealthSouth Corp.
1,519,325	Term Loan, 7.85%, Maturing March 10, 2013	1,527,268
Iasis Healthcare, LLC
117,456	Term Loan, 7.32%, Maturing March 14, 2014	117,676
1,287,687	Term Loan, 7.36%, Maturing March 14, 2014	1,290,101
440,461	Term Loan, 7.36%, Maturing March 14, 2014(2)	441,287
Ikaria Acquisition, Inc.
351,064	Term Loan, 7.86%, Maturing March 28, 2013	353,258
IM US Holdings, LLC
850,000	Term Loan, Maturing June 26, 2014(3)	850,000
Invacare Corp.
1,493,747	Term Loan, 7.57%, Maturing February 12, 2013	1,500,282
Kinetic Concepts, Inc.
247,719	Term Loan, 6.86%, Maturing October 3, 2009	248,416
Leiner Health Products, Inc.
232,721	Term Loan, 9.83%, Maturing May 27, 2011	230,466
LifePoint Hospitals, Inc.
1,489,969	Term Loan, 6.99%, Maturing April 15, 2012	1,486,922
Magellan Health Services, Inc.
375,000	Term Loan, 5.20%, Maturing August 15, 2008	375,938
187,500	Term Loan, 7.11%, Maturing August 15, 2008	187,969
Matria Healthcare, Inc.
1,364,685	Term Loan, 7.36%, Maturing January 19, 2012	1,364,259

Principal Amount	Borrower/Tranche Description	Value
Healthcare (continued)
MultiPlan Merger Corp.
$1,757,403	Term Loan, 7.82%, Maturing April 12, 2013	$1,769,759
National Mentor Holdings, Inc.
73,271	Term Loan, 5.32%, Maturing June 29, 2013	73,500
1,216,803	Term Loan, 7.36%, Maturing June 29, 2013	1,220,605
National Rental Institutes, Inc.
247,500	Term Loan, 7.63%, Maturing March 31, 2013	247,655
Physiotherapy Associates, Inc.
600,000	Term Loan, Maturing June 27, 2013(3)	600,000
Psychiatric Solutions Inc.
1,000,000	Term Loan, 7.11%, Maturing May 31, 2014	1,002,604
RadNet Management, Inc.
498,750	Term Loan, 8.86%, Maturing November 15, 2012	499,997
Renal Advantage, Inc.
807,734	Term Loan, 7.86%, Maturing October 5, 2012	815,811
Select Medical Holding Corp.
1,289,066	Term Loan, 7.36%, Maturing February 24, 2012	1,285,075
Sunrise Medical Holdings, Inc.
720,201	Term Loan, 9.38%, Maturing May 13, 2010	712,999
United Surgical Partners International
838,710	Term Loan, 7.36%, Maturing April 19, 2014	841,156
161,290	Term Loan, 7.37%, Maturing April 19, 2014(2)	161,240
Vanguard Health Holding Co., LLC
987,562	Term Loan, 7.61%, Maturing September 23, 2011	992,708
Ventiv Health, Inc.
992,424	Term Loan, 6.82%, Maturing October 5, 2011	992,424
Viant Holdings, Inc.
400,000	Term Loan, Maturing June 25, 2014(3)	401,125
		$57,066,101
Home Furnishings — 1.5%
Interline Brands, Inc.
$2,890,288	Term Loan, 7.07%, Maturing June 23, 2013	$2,895,708
National Bedding Co., LLC
2,779,722	Term Loan, 7.36%, Maturing August 31, 2011	2,784,934
Oreck Corp.
494,924	Term Loan, 10.00%, Maturing February 2, 2012	445,431
Sealy Mattress Co.
1,985,714	Term Loan, 6.61%, Maturing August 25, 2011	1,969,580
300,000	Term Loan, 6.86%, Maturing August 25, 2012	300,150
Simmons Co.
1,867,333	Term Loan, 7.41%, Maturing December 19, 2011	1,875,891
		$10,271,694

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Industrial Equipment — 1.9%
Aearo Technologies, Inc.
$950,000	Term Loan, 7.61%, Maturing July 2, 2014	$952,375
Alliance Laundry Holdings, LLC
538,298	Term Loan, 7.61%, Maturing January 27, 2012	542,335
Baldor Electric Co.
951,888	Term Loan, 7.13%, Maturing January 31, 2014	955,854
Bucyrus International, Inc.
500,000	Term Loan, 6.86%, Maturing May 4, 2014	502,188
Colfax Corp.
1,477,709	Term Loan, 7.63%, Maturing May 30, 2009	1,486,945
Flowserve Corp.
232,592	Term Loan, 6.88%, Maturing August 10, 2012	232,999
Foamex L.P.
1,411,765	Term Loan, 7.60%, Maturing February 12, 2013	1,409,670
Generac Acquisition Corp.
1,292,000	Term Loan, 7.86%, Maturing November 7, 2013	1,272,966
Gleason Corp.
179,394	Term Loan, 7.63%, Maturing June 30, 2013	180,515
Itron, Inc.
448,875	Term Loan, 7.36%, Maturing April 18, 2014	451,610
John Maneely Co.
1,598,303	Term Loan, 8.62%, Maturing December 8, 2013	1,595,431
Kinetek Acquisition Corp.
47,608	Term Loan, 7.82%, Maturing November 10, 2013	47,935
474,886	Term Loan, 7.85%, Maturing November 10, 2013	478,151
PP Acquisition Corp.
330,033	Term Loan, 8.32%, Maturing November 12, 2011	330,858
Terex Corp.
495,000	Term Loan, 7.11%, Maturing July 13, 2013	496,856
TFS Acquisition Corp.
1,215,813	Term Loan, 8.86%, Maturing August 11, 2013	1,224,931
TNT Logistics Holdings
236,641	Term Loan, Maturing January 4, 2014(3)	238,194
763,359	Term Loan, Maturing January 4, 2014(3)	768,369
		$13,168,182
Insurance — 1.2%
Amwins Group, Inc.
$500,000	Term Loan, 7.83%, Maturing June 8, 2013	$501,875
ARG Holding, Inc.
497,500	Term Loan, 8.38%, Maturing November 30, 2011	500,298
CCC Information Services Group
820,870	Term Loan, 7.86%, Maturing February 10, 2013	825,488

Principal Amount	Borrower/Tranche Description	Value
Insurance (continued)
Conseco, Inc.
$3,477,500	Term Loan, 7.32%, Maturing October 10, 2013	$3,488,367
Crawford and Company
923,571	Term Loan, 7.85%, Maturing October 31, 2013	927,035
Hilb, Rogal & Hobbs Co.
271,563	Term Loan, 6.86%, Maturing April 26, 2013	271,732
Hub International Holdings, Inc.
1,075,000	Term Loan, Maturing June 13, 2014(3)	1,075,337
U.S.I. Holdings Corp.
550,000	Term Loan, 8.11%, Maturing May 4, 2014	554,583
		$8,144,715
Leisure Goods / Activities / Movies — 5.0%
AMC Entertainment, Inc.
$2,684,950	Term Loan, 7.07%, Maturing January 26, 2013	$2,695,171
AMF Bowling Worldwide, Inc.
500,000	Term Loan, 7.82%, Maturing June 8, 2013	501,250
Bombardier Recreational Product
501,266	Term Loan, 7.86%, Maturing June 28, 2013	502,676
Carmike Cinemas, Inc.
790,038	Term Loan, 8.61%, Maturing May 19, 2012	796,245
Cedar Fair, L.P.
3,223,719	Term Loan, 7.32%, Maturing August 30, 2012	3,240,846
Cinemark, Inc.
2,977,500	Term Loan, 7.13%, Maturing October 5, 2013	2,983,643
Dave & Buster's, Inc.
197,813	Term Loan, 7.85%, Maturing March 8, 2013	199,791
Deluxe Entertainment Services
59,055	Term Loan, 5.22%, Maturing January 28, 2011	59,267
1,440,945	Term Loan, 7.61%, Maturing January 28, 2011	1,446,124
DW Funding, LLC
1,000,000	Term Loan, 7.23%, Maturing April 30, 2011	1,007,500
Easton-Bell Sports, Inc.
1,984,943	Term Loan, 7.11%, Maturing March 16, 2012	1,985,874
HIT Entertainment, Inc.
1,750,000	Term Loan, 7.59%, Maturing March 20, 2012	1,756,017
Mega Blocks, Inc.
1,488,160	Term Loan, 7.13%, Maturing July 26, 2012	1,483,976
Metro-Goldwyn-Mayer Holdings, Inc.
869,000	Term Loan, 8.61%, Maturing April 8, 2012	872,089
National Cinemedia, LLC
2,400,000	Term Loan, 7.11%, Maturing February 13, 2015	2,398,070

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies (continued)
Regal Cinemas Corp.
$2,977,500	Term Loan, 6.86%, Maturing November 10, 2010	$2,986,007
Revolution Studios Distribution Co., LLC
804,533	Term Loan, 9.07%, Maturing December 21, 2014	810,567
Six Flags Theme Parks, Inc.
2,100,000	Term Loan, 7.61%, Maturing April 30, 2015	2,100,000
Universal City Development Partners, Ltd.
796,080	Term Loan, 7.36%, Maturing June 9, 2011	802,548
WMG Acquisition Corp.
4,001,620	Term Loan, 7.36%, Maturing February 28, 2011	4,018,571
Zuffa, LLC
1,000,000	Term Loan, Maturing June 20, 2016(3)	997,500
		$33,643,732
Lodging and Casinos — 2.5%
Ameristar Casinos, Inc.
$739,984	Term Loan, 6.82%, Maturing November 10, 2012	$740,447
Bally Technologies, Inc.
1,302,230	Term Loan, 8.61%, Maturing September 5, 2009	1,313,828
CCM Merger, Inc.
196,001	Term Loan, 7.36%, Maturing April 25, 2012	197,257
Fairmont Hotels and Resorts, Inc.
140,686	Term Loan, 8.57%, Maturing May 12, 2011	141,917
Green Valley Ranch Gaming, LLC
1,261,718	Term Loan, 7.36%, Maturing February 16, 2014	1,268,365
Herbst Gaming, Inc.
1,293,500	Term Loan, 7.24%, Maturing December 2, 2011	1,298,890
Isle of Capri Casinos, Inc.
1,866,138	Term Loan, 7.09%, Maturing February 4, 2012	1,873,914
Las Vegas Sands, LLC
2,320,000	Term Loan, 7.11%, Maturing May 23, 2014	2,317,928
Lodgenet Entertainment Corp.
1,500,000	Term Loan, 7.36%, Maturing April 4, 2014	1,509,141
Penn National Gaming, Inc.
2,145,271	Term Loan, 7.11%, Maturing October 3, 2012	2,150,512
Seminole Tribe of Florida
64,777	Term Loan, 6.88%, Maturing March 5, 2014(2)	64,798
435,223	Term Loan, 6.88%, Maturing March 5, 2014	435,359
Venetian Casino Resort, LLC
580,000	Term Loan, 0.00%, Maturing May 14, 2014(2)	579,482
VML US Finance, LLC
83,333	Term Loan, 7.61%, Maturing May 25, 2012	83,789
1,066,667	Term Loan, 7.61%, Maturing May 25, 2013	1,076,364

Principal Amount	Borrower/Tranche Description	Value
Lodging and Casinos (continued)
Wimar Opco, LLC
$1,855,916	Term Loan, 7.61%, Maturing January 3, 2012	$1,871,923
		$16,923,914
Nonferrous Metals / Minerals — 2.2%
Alpha Natural Resources, LLC
$295,500	Term Loan, 7.11%, Maturing October 26, 2012	$296,331
Compass Minerals Group, Inc.
2,108,021	Term Loan, 6.85%, Maturing December 22, 2012	2,111,094
Freeport-McMoran Copper and Gold
2,682,333	Term Loan, 9.00%, Maturing March 19, 2014	2,686,976
Magnum Coal Co.
66,013	Term Loan, 8.57%, Maturing March 15, 2013	65,724
653,005	Term Loan, 10.50%, Maturing March 15, 2013	650,148
Murray Energy Corp.
342,125	Term Loan, 8.36%, Maturing January 28, 2010	346,402
Noranda Aluminum Acquisition
2,180,000	Term Loan, 7.32%, Maturing May 18, 2014	2,188,175
Novelis, Inc.
1,472,846	Term Loan, 7.59%, Maturing January 6, 2012	1,476,184
848,745	Term Loan, 7.61%, Maturing January 6, 2012	850,668
Oxbow Carbon and Mineral Holdings
181,208	Term Loan, 0.00%, Maturing May 8, 2014(2)	181,453
2,063,620	Term Loan, 7.40%, Maturing May 8, 2014	2,066,414
Thompson Creek Metals Co.
792,955	Term Loan, 10.09%, Maturing October 26, 2012	800,884
Tube City IMS Corp.
108,108	Term Loan, 5.26%, Maturing January 25, 2014	108,784
889,662	Term Loan, 7.61%, Maturing January 25, 2014	895,223
		$14,724,460
Oil and Gas — 3.1%
Big West Oil, LLC
$687,500	Term Loan, 0.00%, Maturing May 1, 2014(2)	$689,434
562,500	Term Loan, 7.61%, Maturing May 1, 2014	564,082
Citgo Petroleum Corp.
457,056	Term Loan, 6.73%, Maturing November 15, 2012	457,831
Concho Resources, Inc.
1,125,000	Term Loan, 9.10%, Maturing March 27, 2012	1,127,109
Dresser, Inc.
2,500,000	Term Loan, 7.86%, Maturing May 4, 2014	2,513,803
Dynegy Holdings, Inc.
2,800,000	Term Loan, 6.82%, Maturing April 2, 2013	2,787,750

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Oil and Gas (continued)
El Paso Corp.
$365,000	Term Loan, 5.23%, Maturing July 31, 2011	$366,344
Energy Transfer Equity, L.P.
900,000	Term Loan, 7.11%, Maturing February 8, 2012	904,219
IFM (US) Colonial Pipeline 2, LLC
399,000	Term Loan, 7.36%, Maturing February 27, 2012	401,494
Kinder Morgan, Inc.
2,650,000	Term Loan, 6.82%, Maturing May 21, 2014	2,651,182
Mach General, LLC
360,688	Term Loan, 7.36%, Maturing February 22, 2014	360,823
Niska Gas Storage
303,495	Term Loan, 7.07%, Maturing May 13, 2011	304,633
434,802	Term Loan, 7.11%, Maturing May 13, 2011	436,501
1,588,585	Term Loan, 7.11%, Maturing May 12, 2013	1,594,790
Targa Resources, Inc.
502,140	Term Loan, 5.24%, Maturing October 31, 2012	505,043
2,131,780	Term Loan, 7.36%, Maturing October 31, 2012	2,144,104
Volnay Acquisition Co. I
1,611,000	Term Loan, 7.36%, Maturing January 12, 2014	1,625,431
W&T Offshore, Inc.
1,400,000	Term Loan, 7.61%, Maturing May 26, 2010	1,406,709
Western Refining, LLC
63,839	Term Loan, 0.00%, Maturing June 2, 2014(2)	63,919
261,161	Term Loan, 7.07%, Maturing June 2, 2014	261,487
		$21,166,688
Publishing — 5.6%
American Media Operations, Inc.
$2,075,000	Term Loan, 8.59%, Maturing January 31, 2013	$2,091,428
Black Press US Partnership
992,500	Term Loan, 7.36%, Maturing August 2, 2013	998,083
CBD Media, LLC
981,818	Term Loan, 7.82%, Maturing December 31, 2009	987,137
Dex Media East, LLC
1,333,140	Term Loan, 6.86%, Maturing May 8, 2009	1,333,292
Dex Media West, LLC
92,301	Term Loan, 6.86%, Maturing March 9, 2010	92,352
347,951	Term Loan, 6.86%, Maturing September 9, 2010	348,212
Gatehouse Media Operating, Inc.
596,739	Term Loan, 7.35%, Maturing August 28, 2014	593,308
1,503,261	Term Loan, 7.36%, Maturing August 28, 2014	1,494,617
Idearc, Inc.
5,526,000	Term Loan, 7.36%, Maturing November 17, 2014	5,554,569

Principal Amount	Borrower/Tranche Description	Value
Publishing (continued)
MediaNews Group, Inc.
$401,348	Term Loan, 6.57%, Maturing August 25, 2010	$397,669
1,269,731	Term Loan, 7.07%, Maturing August 2, 2013	1,266,557
Merrill Communications, LLC
1,687,540	Term Loan, 9.25%, Maturing February 9, 2009	1,695,187
Nebraska Book Co., Inc.
336,123	Term Loan, 7.83%, Maturing March 4, 2011	337,803
Philadelphia Newspapers, LLC
478,072	Term Loan, 8.10%, Maturing June 29, 2013	480,263
R.H. Donnelley Corp.
4,135	Term Loan, 6.59%, Maturing December 31, 2009	4,132
437,154	Term Loan, 6.86%, Maturing June 30, 2010	437,674
Reader's Digest Association
3,631,750	Term Loan, 7.35%, Maturing March 2, 2014	3,634,303
Riverdeep Interactive Learning, Inc.
2,636,704	Term Loan, 8.11%, Maturing December 20, 2013	2,645,885
SGS International, Inc.
197,272	Term Loan, 7.86%, Maturing December 30, 2011(2)	197,765
796,282	Term Loan, 7.87%, Maturing December 30, 2011	798,273
Source Media, Inc.
681,962	Term Loan, 7.61%, Maturing November 8, 2011	689,208
SP Newsprint Co.
871,627	Term Loan, 5.32%, Maturing January 9, 2010	872,717
Sun Media Corp.
1,474,306	Term Loan, 7.11%, Maturing February 7, 2009	1,478,453
The Star Tribune Co.
1,097,250	Term Loan, 7.61%, Maturing March 5, 2014	1,058,572
TL Acquisitions, Inc.
1,400,000	Term Loan, Maturing July 5, 2014(3)	1,386,000
Tribune Co.
1,236,667	Term Loan, 7.82%, Maturing May 17, 2009	1,238,857
2,000,000	Term Loan, 8.32%, Maturing May 17, 2014	1,957,500
Valassis Communications, Inc.
1,241,665	Term Loan, 7.11%, Maturing March 2, 2014	1,238,406
Xsys US, Inc.
132,027	Term Loan, 7.57%, Maturing September 27, 2013	132,970
134,855	Term Loan, 7.57%, Maturing September 27, 2014	136,445
645,050	Term Loan, 7.82%, Maturing September 27, 2013	649,658
645,050	Term Loan, 8.32%, Maturing September 27, 2014	652,653
Yell Group, PLC
850,000	Term Loan, 7.32%, Maturing February 10, 2013	855,925
		$37,735,873

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Radio and Television — 3.7%
Block Communications, Inc.
$147,750	Term Loan, 7.36%, Maturing December 22, 2011	$147,842
Cequel Communications, LLC
2,992,500	Term Loan, 7.35%, Maturing November 5, 2013	2,981,957
Citadel Broadcasting Corp.
3,475,000	Term Loan, 6.95%, Maturing June 12, 2014	3,453,281
CMP Susquehanna Corp.
1,431,429	Term Loan, 7.36%, Maturing May 5, 2013	1,438,288
Cumulus Media, Inc.
1,381,333	Term Loan, 7.08%, Maturing June 11, 2014	1,385,363
DirecTV Holdings, LLC
1,816,826	Term Loan, 6.82%, Maturing April 13, 2013	1,818,994
Discovery Communications, Inc.
2,550,000	Term Loan, 7.36%, Maturing April 30, 2014	2,563,946
Emmis Operating Company
971,429	Term Loan, 7.36%, Maturing November 2, 2013	977,169
Entravision Communications Corp.
246,250	Term Loan, 6.85%, Maturing September 29, 2013	246,943
Gray Television, Inc.
1,794,500	Term Loan, 6.85%, Maturing January 19, 2015	1,790,294
Intelsat Bermuda, Ltd.
575,000	Term Loan, 7.86%, Maturing February 1, 2014	576,309
Intelsat Subsidiary Holding Co.
273,625	Term Loan, 7.35%, Maturing July 3, 2013	274,651
LBI Media, Inc.
246,875	Term Loan, 6.82%, Maturing March 31, 2012	244,869
Live Nation Worldwide, Inc.
995,000	Term Loan, 8.07%, Maturing December 21, 2013	998,109
Local TV Finance, LLC
1,000,000	Term Loan, 7.36%, Maturing May 7, 2013	1,002,656
NEP II, Inc.
822,936	Term Loan, 7.61%, Maturing February 16, 2014	826,794
Nexstar Broadcasting, Inc.
307,134	Term Loan, 7.11%, Maturing October 1, 2012	306,751
PanAmSat Corp.
2,166,625	Term Loan, 7.35%, Maturing January 3, 2014	2,175,090
Paxson Communications Corp.
250,000	Term Loan, 8.61%, Maturing January 15, 2012	255,938
SFX Entertainment
147,750	Term Loan, 8.09%, Maturing June 21, 2013	148,212
Sirius Satellite Radio, Inc.
500,000	Term Loan, 7.63%, Maturing December 19, 2012	498,125
Spanish Broadcasting System
863,974	Term Loan, 7.11%, Maturing June 10, 2012	865,054

Principal Amount	Borrower/Tranche Description	Value
Radio and Television (continued)
Young Broadcasting, Inc.
$245,000	Term Loan, 7.88%, Maturing November 3, 2012	$246,041
		$25,222,676
Rail Industries — 0.4%
Kansas City Southern Railway Co.
$1,588,975	Term Loan, 7.07%, Maturing March 30, 2008	$1,596,257
RailAmerica, Inc.
950,000	Term Loan, 7.61%, Maturing August 14, 2008	952,969
		$2,549,226
Retailers (Except Food and Drug) — 2.5%
Advantage Sales & Marketing, Inc.
$300,000	Term Loan, Maturing March 29, 2013(3)	$300,000
1,731,548	Term Loan, 7.36%, Maturing March 29, 2013	1,731,548
Amscan Holdings, Inc.
350,000	Term Loan, 7.63%, Maturing May 25, 2013	350,802
Claire's Stores, Inc.
250,000	Term Loan, 8.11%, Maturing May 24, 2014	246,094
Coinmach Laundry Corp.
372,730	Term Loan, 7.88%, Maturing December 19, 2012	374,652
Cumberland Farms, Inc.
1,488,750	Term Loan, 7.36%, Maturing September 29, 2013	1,494,333
FTD, Inc.
472,975	Term Loan, 7.34%, Maturing July 28, 2013	474,749
Harbor Freight Tools USA, Inc.
681,601	Term Loan, 7.61%, Maturing July 15, 2010	687,281
Josten's Corp.
545,217	Term Loan, 7.33%, Maturing October 4, 2011	548,682
Neiman Marcus Group, Inc.
2,180,000	Term Loan, 7.12%, Maturing April 5, 2013	2,190,048
Oriental Trading Co., Inc.
1,984,975	Term Loan, 7.59%, Maturing July 31, 2013	1,983,115
Pep Boys - Manny, Moe, & Jack
2,087,006	Term Loan, 7.36%, Maturing January 27, 2011	2,088,311
Rent-A-Center, Inc.
1,921,850	Term Loan, 7.11%, Maturing November 15, 2012	1,928,458
Rover Acquisition Corp.
746,250	Term Loan, 7.86%, Maturing October 26, 2013	751,514
Savers, Inc.
242,744	Term Loan, 8.11%, Maturing August 11, 2012	245,171
The Yankee Candle Company, Inc.
1,895,250	Term Loan, 7.36%, Maturing February 6, 2014	1,903,739
		$17,298,497

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Steel — 0.0%
Algoma Acquisition Corp.
$350,000	Term Loan, Maturing June 20, 2013(3)	$350,875
		$350,875
Surface Transport — 0.8%
Baker Corp.
$1,000,000	Term Loan, 7.60%, Maturing May 8, 2014	$1,006,250
Gainey Corp.
993,741	Term Loan, 8.10%, Maturing April 20, 2012	991,877
Laidlaw International, Inc.
496,250	Term Loan, 7.07%, Maturing July 31, 2013	498,731
Oshkosh Truck Corp.
1,044,750	Term Loan, 7.11%, Maturing December 6, 2013	1,049,318
Swift Transportation Co., Inc.
2,125,000	Term Loan, 8.38%, Maturing May 10, 2014	2,102,611
		$5,648,787
Telecommunications — 3.3%
Alaska Communications Systems Holdings, Inc.
$1,300,000	Term Loan, 7.11%, Maturing February 1, 2012	$1,302,553
American Cellular Corp.
1,596,000	Term Loan, 7.32%, Maturing March 15, 2014	1,596,666
Cellular South, Inc.
375,000	Term Loan, 0.00%, Maturing May 29, 2014(2)	376,641
1,125,000	Term Loan, 7.09%, Maturing May 29, 2014	1,129,922
Centennial Cellular Operating Co., LLC
320,833	Term Loan, 7.36%, Maturing February 9, 2011	322,810
Cincinnati Bell, Inc.
133,125	Term Loan, 6.82%, Maturing August 31, 2012	132,979
Consolidated Communications, Inc.
3,310,938	Term Loan, 7.11%, Maturing July 27, 2015	3,326,460
Crown Castle Operating Company
375,000	Term Loan, 6.89%, Maturing January 9, 2014	375,410
FairPoint Communications, Inc.
1,340,000	Term Loan, 7.13%, Maturing February 8, 2012	1,342,303
Iowa Telecommunications Services
1,450,000	Term Loan, 7.11%, Maturing November 23, 2011	1,456,042
IPC Systems, Inc.
700,000	Term Loan, 7.61%, Maturing May 31, 2014	695,844
NTelos, Inc.
1,862,478	Term Loan, 7.57%, Maturing August 24, 2011	1,871,790
Stratos Global Corp.
198,000	Term Loan, 8.11%, Maturing February 13, 2012	199,031
Syniverse Holdings, Inc.
227,580	Term Loan, 7.11%, Maturing February 15, 2012	228,007

Principal Amount	Borrower/Tranche Description	Value
Telecommunications (continued)
Triton PCS, Inc.
$1,308,484	Term Loan, 8.57%, Maturing November 18, 2009	$1,318,297
Univision Communications, Inc.
365,436	Term Loan, 0.00%, Maturing September 29, 2014(2)	360,921
5,684,564	Term Loan, 7.61%, Maturing September 29, 2014	5,614,325
Windstream Corp.
$822,755	Term Loan, 6.86%, Maturing July 17, 2013	$826,355
		$22,476,356
Utilities — 1.9%
AEI Finance Holding, LLC
$150,829	Revolving Loan, 5.26%, Maturing March 30, 2012	$152,054
1,149,171	Term Loan, 8.36%, Maturing March 30, 2014	1,158,508
Astoria Generating Co.
1,171,487	Term Loan, 7.34%, Maturing February 23, 2013	1,176,612
BRSP, LLC
480,687	Term Loan, 8.38%, Maturing July 13, 2009	483,091
Calpine Corp.
1,496,250	DIP Loan, 7.61%, Maturing March 30, 2009	1,499,835
Cellnet Group, Inc.
499,853	Term Loan, 7.36%, Maturing July 22, 2011	500,999
Cogentrix Delaware Holdings, Inc.
129,603	Term Loan, 6.86%, Maturing April 14, 2012	130,008
Covanta Energy Corp.
635,155	Term Loan, 5.26%, Maturing February 9, 2014	635,850
1,289,845	Term Loan, 6.88%, Maturing February 9, 2014	1,291,256
Elster Group GMBH (Ruhrgas)
317,225	Term Loan, 7.38%, Maturing June 12, 2013	320,744
HCP Acquisition, Inc.
997,494	Term Loan, 7.59%, Maturing February 13, 2014	1,004,975
LS Power Acquisition Co.
326,844	Term Loan, 7.36%, Maturing May 1, 2014	327,100
Mach General, LLC
37,500	Term Loan, 7.36%, Maturing February 22, 2013	37,514
Mirant North America, LLC.
239,273	Term Loan, 7.07%, Maturing January 3, 2013	239,766
NRG Holdings Inc.
1,675,000	Term Loan, 0.00%, Maturing June 1, 2014(2)	1,664,531
NSG Holdings, LLC
493,386	Term Loan, 6.86%, Maturing June 15, 2014	493,695
Pike Electric, Inc.
123,998	Term Loan, 6.88%, Maturing July 1, 2012	124,050
USPF Holdings, LLC
1,000,000	Term Loan, 7.08%, Maturing April 11, 2014	1,006,250

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Utilities (continued)
Vulcan Energy Corp.
$776,840	Term Loan, 6.86%, Maturing July 23, 2010	$778,054
		$13,024,892
Total Senior Floating-Rate Interests (identified cost $621,227,297)		$621,465,608
Corporate Bonds & Notes — 0.1%

Principal Amount (000's omitted)	Security	Value
Electronics / Electrical — 0.0%

$300	NXP BV/NXP Funding, LLC, Variable Rate 8.11%, 10/15/13	$301,875
		$301,875
Telecommunications — 0.1%
$300	Qwest Corp., Sr. Notes, Variable Rate 8.61%, 6/15/13	$327,000
		$327,000
Total Corporate Bonds & Notes (identified cost $600,000)		$628,875
Commercial Paper — 12.7%

Principal Amount	Maturity Date	Borrower	Rate	Value
$6,000,000	07/03/07	Abbey National, LLC	5.285%	$5,997,357
6,625,000	07/10/07	Abbot Laboratories	5.31%	6,615,228
6,836,000	07/02/07	Alcon Capital Corp.	5.38%	6,833,957
3,791,000	07/09/07	Barton Capital Corp., LLC	5.35%	3,785,929
6,651,000	07/02/07	Cafco, LLC	5.35%	6,649,023
6,000,000	07/16/07	Caterpillar, Inc.	5.30%	5,985,867
6,651,000	07/02/07	HSBC USA, Inc.	5.38%	6,649,012
6,000,000	07/03/07	Kitty Hawk Funding Corp.	5.34%	5,997,330
6,651,000	07/02/07	Metropolitan-Life Funding, Inc.	5.37%	6,649,016
6,000,000	07/17/07	Ranger Funding Co., LLC	5.29%	5,985,012
6,271,000	07/24/07	Sheffield Receivables	5.30%	6,248,843
6,591,000	07/03/07	Toyota Motor Credit Co.	5.28%	6,588,100
6,000,000	07/05/07	UBS Finance AG	5.27%	5,995,608
6,000,000	07/02/07	Yorktown Capital, LLC	5.28%	5,998,240

Value
Total Commercial Paper (amortized cost, 85,978,522)	$85,978,522
Total Gross Investments — 104.4% (identified cost $707,805,819)	$708,073,005
Less Unfunded Loan Commitments — (0.9)%	$(5,845,525)
Net Investments — 103.5% (identified cost $701,960,294)	$702,227,480
Other Assets, Less Liabilities — (3.5)%	$(23,933,929)
Net Assets — 100.0%	$678,293,551

DIP - Debtor in Possession

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Unfunded or partially unfunded loan commitments. See Note 1F.

(3)  This Senior Loan will settle after June 30, 2007, at which time the interest rate will be determined.

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Investments, at value (identified cost, $701,960,294)	$702,227,480
Cash	3,751,608
Receivable for investments sold	11,546,629
Receivable for Fund shares sold	1,894,972
Interest receivable	10,121,906
Prepaid expenses	32,502
Total assets	$729,575,097
Liabilities
Payable for investments purchased	$49,364,117
Payable for Fund shares redeemed	939,127
Payable to affiliate for investment advisory fee	305,949
Payable for shareholder servicing fees	287,427
Dividends payable	173,614
Payable to affiliate for distribution fees	133,021
Payable to affiliate for Trustees' fees	4,437
Accrued expenses	73,854
Total liabilities	$51,281,546
Net Assets	$678,293,551
Sources of Net Assets
Paid-in capital	$679,181,152
Accumulated net realized loss (computed on the basis of identified cost)	(1,161,340)
Accumulated undistributed net investment income	6,553
Net unrealized appreciation (computed on the basis of identified cost)	267,186
Total	$678,293,551
Net Asset Value, Offering Price and Redemption Price Per Share ($678,293,551 ÷ 67,607,180 shares of beneficial interest outstanding)	$10.03

Statement of Operations

For the Six Months Ended
June 30, 2007

Investment Income
Interest	$19,850,537
Total investment income	$19,850,537
Expenses
Investment adviser fee	$1,565,986
Trustees' fees and expenses	11,008
Distribution fees	680,864
Shareholder servicing fees	636,309
Custodian fee	120,702
Legal and accounting services	42,158
Transfer and dividend disbursing agent fees	5,951
Printing and postage	2,595
Miscellaneous	20,412
Total expenses	$3,085,985
Deduct — Reduction of custodian fee	$63,132
Total expense reductions	$63,132
Net expenses	$3,022,853
Net investment income	$16,827,684
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(434,226)
Foreign currency transactions	466
Net realized loss	$(433,760)
Change in unrealized (depreciation) — Investments (identified cost basis)	$(390,383)
Net change in unrealized (depreciation)	$(390,383)
Net realized and unrealized loss	$(824,143)
Net increase in net assets from operations	$16,003,541

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From operations —
Net investment income	$16,827,684	$13,440,626
Net realized loss from investment and foreign currency transactions	(433,760)	(406,916)
Net change in unrealized appreciation (depreciation) from investments	(390,383)	134,769
Net increase in net assets from operations	$16,003,541	$13,168,479
Distributions to shareholders —
From net investment income	$(16,813,793)	$(13,469,226)
Total distributions to shareholders	$(16,813,793)	$(13,469,226)
Transactions in shares of beneficial interest —
Proceeds from sale of shares	$232,901,050	$362,026,269
Net asset value of shares issued to shareholders in payment of distributions declared	15,862,705	12,354,775
Cost of shares redeemed	(16,199,156)	(25,724,292)
Net increase in net assets from Fund share transactions	$232,564,599	$348,656,752
Net increase in net assets	$231,754,347	$348,356,005
Net Assets
At beginning of period	$446,539,204	$98,183,199
At end of period	$678,293,551	$446,539,204
Accumulated undistributed net investment income (loss) included in net assets
At end of period	$6,553	$(7,338)

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)		2006(1)	2005(1)	2004(1)	2003	2002(1)
Net asset value — Beginning of period	$10.040		$10.080	$10.100	$10.070	$10.000	$10.000
Income (loss) from operations
Net investment income	$0.307		$0.602	$0.406	$0.257	$0.222	$0.031
Net realized and unrealized gain (loss)	(0.009)		(0.062)	(0.024)	0.026	0.070	—
Total income from operations	$0.298		$0.540	$0.382	$0.283	$0.292	$0.031
Less distributions
From net investment income	$(0.308)		$(0.580)	$(0.402)	$(0.253)	$(0.222)	$(0.031)
Total distributions	$(0.308)		$(0.580)	$(0.402)	$(0.253)	$(0.222)	$(0.031)
Net asset value — End of period	$10.030		$10.040	$10.080	$10.100	$10.070	$10.000
Total Return(2)	3.00	%(4)	5.50%	3.86%	2.82%	2.93%	0.31%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$678,294		$446,539	$98,183	$74,984	$45,412	$36,552
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.13	%(3)	1.19%	1.27%	1.27%	1.36%	1.47%
Expenses after custodian fee reduction	1.11	%(3)	1.16%	1.25%	1.26%	1.36%	1.47%
Net investment income	6.16	%(3)	6.00%	4.03%	2.55%	2.18%	0.31%
Portfolio Turnover	33%		38%	60%	61%	65%	0%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  Not annualized.

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance VT Floating-Rate Income Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust, which was organized under Massachusetts law on August 14, 2000, is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to provide a high level of current income by investing primarily in income producing floating rate loans and other floating rate debt securities. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Fund's investment adviser, Eaton Vance Management (EVM), under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include, but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan.

Debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts will normally be valued on the basis of market valuations furnished by dealers or pricing services. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Over-the-counter options are valued at the mean between the bid and asked prices provided by dealers. Marketable securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations and money market securities maturing in sixty days or less are valued at amortized cost. Short-term debt securities acquired with a remaining maturity of more than 60 days will be valued by a pricing service. Investments for which reliable market quotations are unavailable are valued at fair value using methods

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

determined in good faith by or at the direction of the Trustees of the Fund. Occasionally, events affecting the value of foreign securities may occur between the time trading is completed abroad and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value (unless the Fund deems that such event would materially affect its net asset value in which case an adjustment would be made and reflected in such computation). The Fund may rely on an independent fair valuation service in making any such adjustment.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provisions for federal income or excise tax is necessary.

At December 31, 2006, the Fund, for federal income tax purposes, had a capital loss carryover of $490,836, which will reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover expires on December 31, 2012, $48,462, December 31, 2013, $248,072 and December 31, 2014, $194,302. Additionally, at December 31, 2006, the Fund had a net capital loss of $235,405 attributable to security transactions incurred after October 31, 2006. This capital loss is treated as arising on the first day of the Fund's taxable year ending December 31, 2007.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Unfunded Loan Commitments — The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

time of declaration. Distributions of net income are paid monthly. Distributions are paid in the form of additional shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distribution in cash. Shareholders may reinvest all distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At June 30, 2007, separate accounts of one insurance company owned 81% of the Fund's shares outstanding. Transactions in Fund shares were as follows:

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	23,156,912	36,067,838
Issued to shareholders electing to receive payments of distributions in Fund shares	1,577,506	1,230,525
Redemptions	(1,610,303)	(2,559,352)
Net increase	23,124,115	34,739,011

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee, computed at 0.575% per annum of the Fund's average daily net assets up to $1 billion, and at reduced rates as daily net assets exceed that level, payable monthly, is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. For the six months ended June 30, 2007, the fee amounted to $1,565,986. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Under an Administration Agreement between the Trust and its Administrator, EVM, the affairs of the Fund are managed and administered by EVM. EVM does not receive a fee for serving as administrator of the Fund. Certain officers and Trustees of the Fund are officers of EVM.

5  Distribution Plan

The Fund has in effect a plan under Rule 12b-1 that allows the Fund to pay distribution fees to Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, for the sale and distribution of shares (so-called "12b-1 fees"). The Fund pays distribution fees equal to 0.25% per annum of average daily net assets. Distribution fees for the six months ended June 30, 2007 amounted to $680,864. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, the investment adviser or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

6  Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan ("Servicing Plan") for shares of the Fund. The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its shares that are subject to shareholder servicing agreements. For the six months ended June 30, 2007, shareholder servicing fees were equivalent to 0.23% (annualized) of the Fund's average daily net assets and amounted to $636,309.

7  Purchases and Sales of Investments

The Fund invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than short-term obligations and including principal repayments of Senior Loans for the six months ended

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

June 30, 2007, aggregated $383,159,376 and $165,839,718, respectively.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $550 million unsecured line of credit with a group of banks. Effective August 3, 2007, the line of credit was increased to $1.5 billion. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at the bank's base rate or an amount above LIBOR. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2007.

9  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in the value of investments owned at June 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$701,960,665
Gross unrealized appreciation	$1,224,771
Gross unrealized depreciation	(957,956)
Net unrealized appreciation	$266,815

10  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Eaton Vance VT Floating-Rate Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance VT Floating-Rate Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met eleven times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met thirteen, fourteen and nine times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of Eaton Vance VT Floating-Rate Income Fund (the "Fund") with Eaton Vance Management (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board considered the Adviser's experience in managing senior loan portfolios. The Board noted the experience of the Adviser's 30 bank loan investment professionals and other personnel who provide services to the Fund, including five portfolio managers and 17 analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and

Eaton Vance VT Floating-Rate Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

three-year periods ended September 30, 2006 for the Fund. The Board noted that the Fund's performance relative to its peers is affected by management's focus on reducing volatility. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Fund's management fees and total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance VT Floating-Rate Income Fund

INVESTMENT MANAGEMENT

Officers
James B. Hawkes
President and Trustee
Samuel D. Isaly
Vice President
Michael R. Mach
Vice President
Scott H. Page
Vice President
Duncan W. Richardson
Vice President
Payson F. Swaffield
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

Investment Adviser and Administrator of Eaton Vance VT Floating-Rate Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Eaton Vance VT Floating-Rate Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1939-8/07  VTFRHSRC

Eaton Vance VT Large-Cap Value Fund as of June 30, 2007

INVESTMENT UPDATE

The Fund

Performance Since Inception

•                  For the period from inception on March 30, 2007, to June 30, 2007, shares of VT Large-Cap Value Fund (the “Fund”) had a total return of 5.40%.(1) This return was the result of an increase in net asset value per share to $10.54 on June 30, 2007, from $10.00 at inception on March 30, 2007.

•                  For comparison, the Russell 1000 Value Index – a broad-based, unmanaged index of value stocks – had a total return of 4.93% for the same period.(2)

Management Discussion

•                  The Fund’s investment objective is to seek total return. The Fund invests primarily in value stocks of large-cap companies. Value stocks are common stocks that, in the opinion of the investment adviser, are inexpensive or undervalued relative to the overall stock market. Management generally considers large-cap companies to be those companies having market capitalizations equal to or greater than the median  capitalization of companies included in the Russell 1000 Value Index.

•                  During the first three months of the Fund’s existence, the equity markets experienced a combination of broad market gains and increased market volatility. Ample liquidity, robust employment, higher-than-expected earnings, and strong global growth outweighed rising interest rates, housing market uncertainties, and subprime mortgage-related issues. Even though the major market indexes all declined in June, overall gains for major equity indexes for the second quarter of 2007 were impressive.

•                  Large-capitalization stocks outperformed the mid- and small-capitalization segments of the market in the second quarter of 2007. Within the value stock universe, large-capitalization stocks had nearly twice the returns of small-capitalization stocks. However, growth was the best-performing style in the second quarter, as growth indexes across all market capitalization ranges outperformed their core and value counterparts.

•                  Nine of the 10 economic sectors in the Russell 1000 Value Index posted positive returns for the three months ended June 30, 2007. The strongest gains came from the energy, industrials, and information technology sectors, each of which had double-digit returns for the period; the utilities sector was the only sector of the Index that posted a negative return. The Fund’s sector allocations, relative to the Russell 1000 Value Index, had a modestly positive effect on performance, primarily due to its underweighting in the financials area, which posted relatively weak returns.(2),(3)

•                  Stock selection was the primary driver of the Fund’s relative performance. Interestingly, although the utilities sector posted negative returns for the Index, Fund holdings in this sector made the strongest contribution to the Fund’s relative outperformance for the three months ended June 30, 2007. Stock selection in the information technology, financials, and materials sectors also contributed positively to performance.(3)

•                  Conversely, stock selection in the industrials, consumer discretionary, and consumer staples sectors was a negative factor in the Fund’s relative performance, even though each of the sectors had positive absolute returns for the Fund. (3)

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

(1)    There is no sales charge. Insurance-related charges are not included in the calculations of returns. Such expenses would reduce the overall returns shown. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Absent a voluntary expense reimbursement by the investment adviser, returns would have been lower.

(2)      It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3)      Holdings are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www. eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance VT Large-Cap Value Fund as of June 30, 2007

FUND PERFORMANCE

Performance(1)

Cumulative Total Return at net asset value
Life of Fund†	5.40%

†              Inception Date – 3/30/07

(1)    The Fund has no sales charge. Insurance-related charges are not included in the calculation of returns. Such expenses would reduce the overall return shown. Absent a voluntary expense reimbursement by the investment adviser, the return would have been lower.

Total Annual
Operating Expenses(2)

Expense Ratio	1.29%

(2)    From the Fund’s prospectus dated 5/1/07.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Common Stock Investments by Sector*

By net assets

*           As a percentage of the Fund’s net assets as of June 30, 2007. Fund information may not be representative of the Fund’s current or future investments and may change due to active management.

Top Ten Equity Holdings**

By net assets

AT&T, Inc.	2.1%
ConocoPhillips	2.1
Exxon Mobil Corp.	2.1
Wyeth	2.1
JPMorgan Chase & Co.	2.0
Hewlett-Packard Co.	2.0
Merrill Lynch & Co., Inc.	1.9
International Business Machines Corp.	1.9
American International Group, Inc.	1.9
Citigroup, Inc.	1.9

**    Top Ten Equity Holdings represented 20.0% of Fund net assets as of June 30, 2007. Holdings are subject to change due to active management.

2

Eaton Vance VT Large-Cap Value Fund as of June 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur ongoing costs including management fees; distribution and shareholder servicing fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 30, 2007 – June 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be, imposed under your variable annuity contract or variable life insurance policy ("variable contracts") (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and will not help you determine the relative total costs of owning different funds. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

Eaton Vance VT Large-Cap Value Fund

	Beginning Account Value (3/30/07)	Ending Account Value (6/30/07)	Expenses Paid During Period (3/30/07 – 6/30/07)
Actual*	$1,000.00	$1,054.00	$3.30	***

* Actual expenses are equal to the Fund's annualized expense ratio of 1.26% multiplied by the average account value over the period, multiplied by 93/365 (to reflect the period from the commencement of operations on March 30, 2007 to June 30, 2007). The Example assumes that $1,000 was invested at net asset value per share determined at the opening of business on March 30, 2007. Expenses do not include insurance-related charges

	Beginning Account Value (1/1/07)	Ending Account Value (6/30/07)	Expenses Paid During Period (1/1/07 – 6/30/07)
Hypothetical**
(5% return per year before expenses)	$1,000.00	$1,018.50	$6.31	***

** Hypothetical expenses are equal to the Fund's annualized expense ratio of 1.26% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that $1,000 was invested as of the opening of business on March 30, 2007. Expenses do not include insurance-related charges.

*** Absent a voluntary reimbursement of certain expenses by the investment adviser, the expenses would have been higher.

3

Eaton Vance VT Large-Cap Value Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 79.6%
Security	Shares	Value
Aerospace & Defense — 2.9%
General Dynamics Corp.	93	$7,274
Lockheed Martin Corp.	56	5,271
United Technologies Corp.	91	6,455
		$19,000
Auto Components — 0.6%
Johnson Controls, Inc.	35	$4,052
		$4,052
Capital Markets — 5.5%
Bank of New York Corp. (The)	192	$7,956
Goldman Sachs Group, Inc.	51	11,054
Lehman Brothers Holdings, Inc.	51	3,801
Merrill Lynch & Co., Inc.	151	12,621
		$35,432
Chemicals — 0.5%
Air Products and Chemicals, Inc.	43	$3,456
		$3,456
Commercial Banks — 3.0%
Wachovia Corp.	202	$10,352
Wells Fargo & Co.	257	9,039
		$19,391
Communications Equipment — 1.2%
Nokia Oyj (ADR)	275	$7,730
		$7,730
Computer Peripherals — 3.9%
Hewlett-Packard Co.	289	$12,895
International Business Machines Corp.	119	12,525
		$25,420
Diversified Financial Services — 5.5%
Bank of America Corp.	212	$10,365
Citigroup, Inc.	238	12,207
JPMorgan Chase & Co.	270	13,081
		$35,653

Security	Shares	Value
Diversified Telecommunication Services — 3.9%
AT&T, Inc.	330	$13,695
Verizon Communications, Inc.	284	11,692
		$25,387
Electric Utilities — 1.7%
Edison International	198	$11,112
		$11,112
Food & Staples Retailing — 2.4%
Kroger Co. (The)	101	$2,841
Safeway, Inc.	152	5,173
Wal-Mart Stores, Inc.	152	7,313
		$15,327
Food Products — 2.1%
Kraft Foods, Inc.	79	$2,785
Nestle SA	28	10,604
		$13,389
Health Care Providers & Services — 0.6%
Aetna, Inc.	81	$4,001
		$4,001
Hotels, Restaurants & Leisure — 1.1%
McDonald's Corp.	137	$6,954
		$6,954
Household Products — 0.6%
Kimberly-Clark Corp.	56	$3,746
		$3,746
Independent Power Producers & Energy Traders — 1.2%
Mirant Corp.(1)	114	$4,862
NRG Energy, Inc.(1)	62	2,577
		$7,439
Industrial Conglomerates — 0.8%
General Electric Co.	138	$5,283
		$5,283

See notes to financial statements
4

Eaton Vance VT Large-Cap Value Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Insurance — 7.8%
American International Group, Inc.	178	$12,465
Chubb Corp.	155	8,392
Hartford Financial Services Group, Inc.	91	8,964
Lincoln National Corp.	81	5,747
Prudential Financial, Inc.	61	5,931
Travelers Cos., Inc. (The)	165	8,827
		$50,326
Machinery — 1.9%
Deere & Co.	73	$8,814
Eaton Corp.	37	3,441
		$12,255
Media — 2.3%
Time Warner, Inc.	467	$9,826
Walt Disney Co.	155	5,292
		$15,118
Metals & Mining — 2.8%
Alcoa, Inc.	126	$5,107
BHP Billiton, Ltd. ADR	87	5,198
Freeport-McMoRan Copper & Gold, Inc.	64	5,300
Nucor Corp.	46	2,698
		$18,303
Multiline Retail — 1.5%
J.C. Penney Company, Inc.	47	$3,402
Macy's, Inc.	157	6,245
		$9,647
Multi-Utilities — 2.3%
Dominion Resources, Inc.	99	$8,545
Public Service Enterprise Group, Inc.	75	6,584
		$15,129
Oil, Gas & Consumable Fuels — 11.9%
Anadarko Petroleum Corp.	57	$2,963
Apache Corp.	76	6,201
Chevron Corp.	129	10,867
ConocoPhillips	174	13,659
Exxon Mobil Corp.	161	13,505
Hess Corp.	121	7,134
Occidental Petroleum Corp.	180	10,418

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	85	$6,278
XTO Energy, Inc.	98	5,890
		$76,915
Pharmaceuticals — 5.6%
Abbott Laboratories	116	$6,212
Johnson & Johnson	61	3,759
Novartis AG	69	3,861
Pfizer, Inc.	354	9,052
Wyeth	235	13,475
		$36,359
Real Estate Investment Trusts (REITs) — 1.6%
AvalonBay Communities, Inc.	30	$3,566
Simon Property Group, Inc.	46	4,280
Vornado Realty Trust	25	2,746
		$10,592
Road & Rail — 1.5%
Burlington Northern Santa Fe Corp.	110	$9,365
		$9,365
Specialty Retail — 0.6%
Home Depot, Inc.	106	$4,171
		$4,171
Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B	85	$4,955
		$4,955
Tobacco — 1.5%
Altria Group, Inc.	142	$9,960
		$9,960
Total Common Stocks (identified cost $492,095)		$515,867
Total Investments — 79.6% (identified cost $492,095)		$515,867
Other Assets, Less Liabilities — 20.4%		$132,276
Net Assets — 100.0%		$648,143

ADR - American Depository Receipt

(1)  Non-income producing security.

See notes to financial statements
5

Eaton Vance VT Large-Cap Value Fund as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Investments, at value (identified cost, $492,095)	$515,867
Cash	25,939
Receivable for investments sold	773
Receivable for Fund shares sold	104,999
Receivable from the investment adviser	13,093
Dividends and interest receivable	738
Tax reclaims receivable	42
Total assets	$661,451
Liabilities
Payable to affiliate for investment advisory fees	$820
Payable to affiliate for distribution fees	328
Accrued expenses	12,160
Total liabilities	$13,308
Net Assets	$648,143
Sources of Net Assets
Paid-in capital	$621,153
Accumulated undistributed net realized gain (computed on the basis of identified cost)	1,704
Accumulated undistributed net investment income	1,514
Net unrealized appreciation (computed on the basis of identified cost)	23,772
Total	$648,143
Net Asset Value, Offering Price and Redemption Price Per Share
($648,143 ÷ 61,512 shares of beneficial interest outstanding)	$10.54

Statement of Operations

For the Period Ended
June 30, 2007(1)

Investment Income
Dividends (net of foreign taxes, $58)	$2,797
Interest	390
Total investment income	$3,187
Expenses
Investment adviser fee	$820
Distribution fees	328
Shareholder servicing fees	3
Legal and accounting services	9,714
Custodian fee	1,459
Transfer and dividend disbursing agent fees	1,000
Printing and postage	610
Registration fees	370
Miscellaneous	462
Total expenses	$14,766
Deduct — Allocation of expenses to the investment adviser	$13,093
Total expense reductions	$13,093
Net expenses	$1,673
Net investment income	$1,514
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$1,702
Foreign currency transactions	2
Net realized gain	$1,704
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$23,772
Net change in unrealized appreciation (depreciation)	$23,772
Net realized and unrealized gain	$25,476
Net increase in net assets from operations	$26,990

(1)  For the period from the start of business, March 30, 2007 to June 30, 2007.

See notes to financial statements
6

Eaton Vance VT Large-Cap Value Fund as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended June 30, 2007(1)
From operations — Net investment income	$1,514
Net realized gain from investment and foreign currency transactions	1,704
Net change in unrealized appreciation (depreciation) from investments	23,772
Net increase in net assets from operations	$26,990
Transactions in shares of beneficial interest — Proceeds from sale of shares	$621,153
Net increase in net assets from Fund share transactions	$621,153
Net increase in net assets	$648,143
Net Assets
At beginning of period	$—
At end of period	$648,143
Accumulated undistributed net investment income included in net assets
At end of period	$1,514

(1)  For the period from the start of business, March 30, 2007 to June 30, 2007.

See notes to financial statements
7

Eaton Vance VT Large-Cap Value Fund as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Financial Highlights

	Period Ended June 30, 2007(1)(2)
Net asset value — Beginning of period	$10.000
Income (loss) from operations
Net investment income	$0.030
Net realized and unrealized gain	0.510
Total income from operations	$0.540
Net asset value — End of period	$10.540
Total Return(3)	5.40	%(6)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$648
Ratios (As a percentage of average daily net assets):
Expenses	1.26	%(4)(5)
Net investment income	1.14	%(4)
Portfolio Turnover	9%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, March 30, 2007 to June 30, 2007.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  The investment adviser subsidized certain operating expenses (equal to 9.88% of average daily net assets for the period ended June 30, 2007).

(6)  Not annualized.

See notes to financial statements
8

Eaton Vance VT Large-Cap Value Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance VT Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust, which was organized under Massachusetts law on August 14, 2000, is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to seek total return. The Fund commenced operations on March 30, 2007. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Fund for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

9

Eaton Vance VT Large-Cap Value Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

I  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

J  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividends to shareholders are recorded on the ex-dividend date.

K  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distribution in cash. Shareholders may reinvest all distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At June 30, 2007, Eaton Vance Management (EVM) owned approximately 81% of the outstanding shares of the Fund. In addition, one separate account of an insurance company owned 19% of the Fund's shares outstanding. Transactions in Fund shares were as follows:

Period Ended June 30, 2007(1)
Sales	61,512
Net increase	61,512

(1)  For the period from the commencement of operations on March 30, 2007 to June 30, 2007.

10

Eaton Vance VT Large-Cap Value Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee, computed at the annual rate of 0.625% of the Fund's average daily net assets up to $2 billion and at reduced rates as daily net assests exceed that level, payable monthly, was earned by EVM as compensation for management and investment advisory services rendered to the Fund. For the period ended June 30, 2007, the fee amounted to $820. Pursuant to a voluntary expense reimbursement, the investment adviser was allocated $13,093 of the Fund's operating expenses for the period ended June 30, 2007. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Under an Administration Agreement between the Trust and its Administrator, EVM, the affairs of the Fund are managed and administered by EVM. EVM does not receive a fee for serving as administrator of the Fund. Certain officers and Trustees of the Fund are officers of EVM.

5  Distribution Plan

The Fund has in effect a plan under Rule 12b-1 that allows the Fund to pay distribution fees to Eaton Vance Distributors (EVD), a subsidiary of EVM and the Fund's principal underwriter, for the sale and distribution of shares (so-called "12b-1 fees"). The Fund pays distribution fees equal to 0.25% per annum of average daily net assets. Distribution fees for the period ended June 30, 2007 amounted to $328. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, the investment adviser or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

6  Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan ("Servicing Plan"). The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its shares that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the period ended June 30, 2007, shareholder servicing fees were less than 0.01% of the Fund's average daily net assets and amounted to $3.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $535,727 and $45,334 respectively, for the period ended June 30, 2007.

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated

11

Eaton Vance VT Large-Cap Value Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the period ended June 30, 2007.

10  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in the value of the investment securities of the Fund at June 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate Cost	$492,095
Gross unrealized appreciation	$29,248
Gross unrealized depreciation	(5,476)
Net unrealized appreciation	$23,772

11  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

12

Eaton Vance VT Large-Cap Value Fund as of June 30, 2007

OTHER MATTERS

Change in Independent Registered Public Accounting Firm

On August 6, 2007, PricewaterhouseCoopers LLP, resigned in the ordinary course as the Fund's independent registered public accountants.

The Fund was newly organized in 2007 and has not completed its first fiscal year. There have been no disagreements with PricewaterhouseCoopers LLP since its appointment and through August 6, 2007 on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in a report on the Fund's financial statements, and there were no reportable events of the kind described in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

At a meeting held on August 6, 2007, based on Audit Committee recommendations and approvals, the full Board of Trustees of the Fund approved Deloitte & Touche LLP as the Fund's independent registered public accounting firm for the fiscal year ending December 31, 2007. To the best of the Fund's knowledge, since the Fund's inception and through August 6, 2007, the Fund did not consult with Deloitte & Touche LLP on items which concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

13

Eaton Vance VT Large-Cap Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that in order for a fund to enter into an investment advisory agreement with an investment adviser, the Fund's Board of Trustees, including a majority of the Trustees who are not "interested persons" of the fund ("Independent Trustees"), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on November 13, 2006, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of the Eaton Vance VT Large-Cap Value Fund (the "Fund") with Eaton Vance Management (the "Adviser"). The Board reviewed information furnished for the November 2006 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•  The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;

•  Comparative information concerning fees charged by the Adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

•  Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;

•  Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the Fund's brokerage, and the implementation of the soft dollar reimbursement program established with respect to the Eaton Vance Funds;

•  The procedures and processes to be used to determine the fair value of Fund assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•  Reports detailing the financial results and condition of the Adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates, on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and Fund accountants by the Adviser (which is also the administrator); and

•  The terms of the advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund's investment advisory agreement with the Adviser, as well as the administrative services agreement of the Fund with Eaton Vance Management ("Administrator"), including their fee structures, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement and the administrative services agreement for the Fund.

14

Eaton Vance VT Large-Cap Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the administrative services agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser and the Administrator.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board noted the Adviser's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund in the complex by senior management. Further, the Board noted that the Adviser has extensive experience managing the portfolio of another Eaton Vance Fund with substantially the same investment objective and investment policies as the Fund.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and administrative services agreement, respectively.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative services fee rates, to be payable by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Fund's management fee (including administrative services fees) and estimated expense ratio for a one-year period. The Board also considered the fact that the Administrator has agreed to waive its administrative fee in its entirety going forward.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and Administrator, the Board concluded with respect to the Fund that the management fees proposed to be charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Economies of Scale

In reviewing management fees, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels. Based upon the foregoing, the Board concluded that the Adviser and its affiliates and the Fund can be expected to share such benefits equitably.

15

Eaton Vance VT Large-Cap Value Fund

INVESTMENT MANAGEMENT

Officers
James B. Hawkes
President and Trustee
Samuel D. Isaly
Vice President
Michael R. Mach
Vice President
Scott H. Page
Vice President
Duncan W. Richardson
Vice President
Payson F. Swaffield
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

16

Investment Adviser of Eaton Vance VT Large-Cap Value Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance VT Large-Cap Value Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Eaton Vance VT Large-Cap Value Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

VTLCVSRC

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2007

INVESTMENT UPDATE

The Fund

Performance for the Past Six Months

•                  For the six months ended June 30, 2007, the Fund’s shares had a total return of 5.75%.(1) This return was the result of an increase in net asset value per share to $12.61 on June 30, 2007, from $12.03 on December 31, 2006, and the reinvestment of $0.103 in capital gains distributions.

•                  The Fund underperformed its primary benchmark, the Standard & Poor’s 500 Index, which had a total return of 6.96% for the same period. However, the Fund outperformed the 5.40% average return of the Lipper Health/Biotechnology Fund Classification, as well as the 0.97% return of its secondary benchmark, the Morgan Stanley Capital International (MSCI) World Pharmaceuticals, Biotechnology and Life Sciences Index during the period.(2)

Management Discussion

•                  During the six months ended June 30, 2007, the worldwide market for prescription drugs continued to grow at a healthy pace. Coming off a solid year in 2006, in which prescription drug sales increased 7% to $643 billion (8%, or $274 billion in the United States), pharmaceutical revenues saw healthy growth in the first half of 2007.

•                  In the biotechnology sector, several large biotech companies became acquisition targets during the six-month period. These acquisitions not only created sharp increases in the stocks of the companies being acquired, but also bolstered the stocks of the sector as a whole. Mergers and acquisitions (M&A) activity also became a dominant theme in the medical device sector, as a flurry of deals occurred among device manufacturers during the period.

•                  News from medical conferences was generally positive. For example, the American Society of Clinical Oncology conference, held in June 2007, reported positive developments about new cancer therapies. In addition, the American Psychiatric Association’s annual conference showcased some emerging therapies for depression and schizophrenia that appear to have exciting potential. In the pharmaceutical realm, however, greater Congressional scrutiny of the Food and Drug Administration (FDA) was perceived negatively by investors.

•                  The Fund invests the majority of its assets in pharmaceutical and biotechnology companies, shifting the weighting of each as management identifies trends and investment opportunities. A smaller percentage of the Fund’s assets is invested in medical device companies. During the six months ended June 30, 2007, the Fund outperformed its Lipper peer group average, as well as the Morgan Stanley Capital International (MSCI) World Pharmaceuticals, Biotechnology and Life Sciences Index, primarily because of strong returns in the biotechnology sector. In particular, several large biotechnology holdings in the Fund were acquired during the period, bolstering the Fund’s performance. The Fund also had strong returns in the medical device sector, with outperformance from two large device holdings that had positive earnings reports.(3)

•                  The primary holding detracting from the Fund’s performance during the period was a Japanese pharmaceutical company that experienced a lower government reimbursement price for a major product than had been expected, resulting in a decline in its stock price.(3)

(1)

There is no sales charge. Insurance-related charges are not included in the calculations of returns. Such expenses would reduce the overall returns shown. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Absent a performance fee adjustment during the period, the return would be lower.

(2)

It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The S&P 500 Index is a broad-based, unmanaged market index of common stocks commonly used as a measure of U.S. stock market performance. The MSCI World Pharmaceuticals, Biotechnology and Life Sciences Index is an unmanaged global index of common stocks in the pharmaceutical, biotechnology and life sciences industries. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund. The Fund’s performance is compared to the performance of a domestic index and a foreign index because it invests in domestic and foreign securities.

(3)	Holdings are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

1

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2007

FUND PERFORMANCE

Performance(1)

Average Annual Total Returns at net asset value
Six Months	5.75%
One Year	12.29
Five Years	8.12
Life of Fund†	3.98

†	Inception Date – 5/2/01

(1)

The Fund has no sales charge. Insurance-related charges are not included in the calculation of returns. Such expenses would reduce the overall returns shown. Absent a performance fee adjustment during the period, performance would have been lower.

Total Annual

Operating Expenses(2)

Gross Expense Ratio	1.82%
Net Expense Ratio	1.61

(2)

From the Fund’s prospectus dated 5/1/07. Total Annual Fund Operating Expenses were 1.61% after applying the performance fee adjustment of 0.21%. For a description of the performance fee adjustment, see “Management and Organization” in the Fund’s prospectus. Absent a performance fee adjustment during the period, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2007

PORTFOLIO INFORMATION

Common Stock Sector Distribution†

As a percentage of the Fund’s net assets

Country Concentration of Portfolio†

As a percentage of the Fund’s net assets

†	As of June 30, 2007. Portfolio information may not be representative of the Fund’s current or future investments and are subject to change due to active management.

Top Ten Common Stock Holdings*

As a percentage of the Fund’s net assets

Novartis AG	4.6%
Genentech, Inc.	4.6
Amgen, Inc.	4.5
Schering-Plough Corp.	4.5
Gen-Probe, Inc.	4.4
Takeda Pharmaceutical Co., Ltd.	4.3
Wyeth	4.3
Genzyme Corp.	4.2
Baxter International, Inc.	3.7
LifeCell Corp.	3.6

*	Top Ten Common Stock Holdings represented 42.7% of the Fund’s net assets as of June 30, 2007. Holdings are subject to change due to active management.

3

Semiannual Report June 30, 2007

EATON VANCE
VT
WORLDWIDE
HEALTH
SCIENCES
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at
1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and shareholder servicing fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 – June 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any expenses and charges which are, or may be, imposed under your variable annuity contract or variable life insurance policy ("variable contracts") (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of owning different funds. In addition, if expenses and charges imposed under the variable contracts were included, your costs would have been higher.

Eaton Vance VT Worldwide Health Sciences Fund

	Beginning Account Value (1/1/07)	Ending Account Value (6/30/07)	Expenses Paid During Period* (1/1/07 – 6/30/07)
Actual	$1,000.00	$1,057.50	$7.75	**
Hypothetical
(5% return per year before expenses)	$1,000.00	$1,017.30	$7.60	**

*  Expenses are equal to the Fund's annualized expense ratio of 1.52% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2006. Expenses do not include insurance-related charges.

**  Absent a performance fee adjustment during the period, expenses would have been higher.

4

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.04%
Security	Shares	Value	Percentage of Net Assets
Major Capitalization-Europe — 10.88%(1)
Merck KGaA Co.	3,500	$481,380	1.96%
Novartis AG	20,000	1,119,056	4.55%
Roche Holding AG(2)	4,500	794,672	3.23%
Shire PLC	11,300	278,685	1.14%
		$2,673,793	10.88%
Major Capitalization-Far East — 11.44%(1)
Astellas Pharma, Inc.	12,000	$520,405	2.12%
Chugai Pharmaceuticals Co., Ltd.	42,000	752,425	3.06%
Daiichi Sankyo Co., Ltd.	18,000	476,156	1.94%
Takeda Pharmaceutical Co., Ltd.	16,500	1,062,730	4.32%
		$2,811,716	11.44%
Major Capitalization-North America — 39.89%(1)
Abbott Laboratories	13,000	$696,150	2.83%
Amgen, Inc.(2)	20,000	1,105,800	4.50%
Baxter International, Inc.	16,000	901,440	3.67%
Bristol-Myers Squibb Co.	17,000	536,520	2.18%
Cephalon, Inc.(2)	10,000	803,900	3.27%
Eli Lilly & Co.	13,000	726,440	2.96%
Genentech, Inc.(2)	15,000	1,134,900	4.62%
Genzyme Corp.(2)	15,900	1,023,960	4.17%
Pfizer, Inc.	28,000	715,960	2.91%
Schering-Plough Corp.	36,000	1,095,840	4.46%
Wyeth	18,500	1,060,790	4.32%
		$9,801,700	39.89%
Specialty Capitalization-North America — 32.83%(3)
Align Technology, Inc.(2)	31,700	$765,872	3.12%
BioMarin Pharmaceutical, Inc.(2)	38,000	681,720	2.77%
Endo Pharmaceuticals Holdings, Inc.(2)	24,500	838,635	3.41%
Exelixis, Inc.(2)	35,200	425,920	1.73%
Genomic Health, Inc.(2)	14,300	268,840	1.09%
Gen-Probe, Inc.(2)	18,000	1,087,560	4.43%
InterMune, Inc.(2)	8,700	225,678	0.92%
LifeCell Corp.(2)	29,000	885,660	3.60%
Millennium Pharmaceuticals, Inc.(2)	45,000	475,650	1.94%
NPS Pharmaceuticals, Inc.(2)	34,800	144,072	0.59%
Onyx Pharmaceuticals, Inc.(2)	14,300	384,670	1.56%

Security	Shares	Value	Percentage of Net Assets
Specialty Capitalization-North America (continued)
OSI Pharmaceuticals, Inc.(2)	21,000	$760,410	3.09%
Sepracor, Inc.(2)	10,000	410,200	1.67%
Vertex Pharmaceuticals, Inc.(2)	25,000	714,000	2.91%
		$8,068,887	32.83%
Total Common Stocks (identified cost $18,767,858)		$23,356,096
Short-Term Investments — 0.63%
Security	Principal Amount (000's omitted)	Value	Percentage of Net Assets
HSBC Finance Corp., Commercial Paper, 5.38%, 7/2/07	$155	$154,977	0.63%
Total Short-Term Investments (at amortized cost, $154,977)		$154,977
Total Investments (identified cost $18,922,835)		$23,511,073	95.67%
Other Assets, Less Liabilities		$1,063,271	4.33%
Net Assets		$24,574,344	100.00%

(1)  Major capitalization is defined as market value of $5 billion or more.

(2)  Non-income producing security.

(3)  Specialty capitalization is defined as market value of less than $5 billion.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	73.35%	$18,025,564
Japan	11.44	2,811,716
Switzerland	7.79	1,913,728
Germany	1.96	481,380
United Kingdom	1.13	278,685
	95.67%	$23,511,073

See notes to financial statements
5

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Investments, at value (identified cost, $18,922,835)	$23,511,073
Cash	230
Foreign currency, at value (identified cost, $8,745)	8,705
Receivable for investments sold	1,166,000
Dividends and interest receivable	6,591
Tax reclaims receivable	16,344
Total assets	$24,708,943
Liabilities
Payable for Fund shares redeemed	$64,448
Payable for shareholder servicing fees	17,450
Payable to affiliate for investment advisory fees	14,940
Payable for distribution fees	5,150
Payable to affiliate for Trustees' fees	507
Accrued expenses	32,104
Total liabilities	$134,599
Net Assets	$24,574,344
Sources of Net Assets
Paid-in capital	$18,715,914
Accumulated undistributed net realized gain (computed on the basis of identified cost)	1,347,856
Accumulated net investment loss	(78,142)
Net unrealized appreciation (computed on the basis of identified cost)	4,588,716
Total	$24,574,344
Net Asset Value, Offering Price and Redemption Price Per Share
($24,574,344 ÷ 1,949,189 shares of beneficial interest outstanding)	$12.61

Statement of Operations

For the Six Months Ended
June 30, 2007

Investment Income
Dividends (net of foreign taxes, $6,292)	$96,658
Interest	14,610
Total investment income	$111,268
Expenses
Investment adviser fee	$90,522
Trustees' fees and expenses	923
Distribution fees	31,161
Custodian fee	21,370
Shareholder servicing fees	17,450
Legal and accounting services	17,338
Transfer and dividend disbursing agent fees	5,951
Miscellaneous	4,770
Total expenses	$189,485
Deduct — Reduction of investment adviser fee	$75
Total expense reductions	$75
Net expenses	$189,410
Net investment loss	$(78,142)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$2,009,393
Foreign currency transactions	(10,543)
Net realized gain	$1,998,850
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(505,521)
Foreign currency	325
Net change in unrealized appreciation (depreciation)	$(505,196)
Net realized and unrealized gain	$1,493,654
Net increase in net assets from operations	$1,415,512

See notes to financial statements
6

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From operations — Net investment loss	$(78,142)	$(182,017)
Net realized gain (loss) from investment and foreign currency transactions	1,998,850	(141,580)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(505,196)	288,506
Net increase (decrease) in net assets from operations	$1,415,512	$(35,091)
Distributions to shareholders — From net realized gain	$(206,765)	$—
Total distributions to shareholders	$(206,765)	$—
Transactions in shares of beneficial interest — Proceeds from sale of shares	$1,067,871	$3,919,305
Net asset value of shares issued to shareholders in payment of distributions declared	206,765	—
Cost of shares redeemed	(3,765,622)	(6,976,263)
Net decrease in net assets from Fund share transactions	$(2,490,986)	$(3,056,958)
Net decrease in net assets	$(1,282,239)	$(3,092,049)
Net Assets
At beginning of period	$25,856,583	$28,948,632
At end of period	$24,574,344	$25,856,583
Accumulated net investment loss included in net assets
At end of period	$(78,142)	$—

See notes to financial statements
7

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006(1)		2005(1)	2004(1)	2003(1)	2002(1)
Net asset value — Beginning of period	$12.030		$12.030		$11.240	$10.580	$8.140	$11.590
Income (loss) from operations
Net investment loss	$(0.039)		$(0.077)		$(0.090)	$(0.127)	$(0.141)	$(0.150)
Net realized and unrealized gain (loss)	0.722		0.077		0.880	0.787	2.581	(3.300)
Total income (loss) from operations	$0.683		$—		$0.790	$0.660	$2.440	$(3.450)
Less distributions
From net realized gain	$(0.103)		$—		$—	$—	$—	$—
Total distributions	$(0.103)		$—		$—	$—	$—	$—
Net asset value — End of period	$12.610		$12.030		$12.030	$11.240	$10.580	$8.140
Total Return(2)	5.75	%(6)	0.00	%(3)	7.03%	6.24%	29.98%	(29.77)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$24,574		$25,857		$28,949	$28,208	$24,284	$13,086
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.52	%(4)	1.61%		1.72%	1.88%	2.19%	2.50%
Expenses after custodian fee reduction	1.52	%(4)	1.61%		1.72%	1.88%	2.19%	2.50%
Net investment loss	(0.63	)%(4)	(0.65)%		(0.82)%	(1.18)%	(1.48)%	(1.70)%
Portfolio Turnover	42%		22%		14%	21%	29%	0	%(5)

(1)  Net investment loss was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  During the year ended December 31, 2006, the Fund realized a gain on the disposal of an investment security which did not meet investment guidelines. The gain was less than $0.01 per share and had no effect on total return.

(4)  Annualized.

(5)  Portfolio turnover is less than 1%.

(6)  Not annualized.

See notes to financial statements
8

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance VT Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks long-term capital growth by investing in a worldwide and diversified portfolio of securities of health sciences companies. The Fund generally is made available for purchase only to separate accounts established by participating insurance companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Fund for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2006, net capital losses of $635,789 attributable to security transactions incurred after October 31, 2006 are treated as arising on the first day of the Fund's taxable year ending December 31, 2007.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Effective July 2, 2007, the parent company of IBT was acquired by

9

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

I  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

J  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividends to shareholders are recorded on the ex-dividend date.

K  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distribution in cash. Shareholders may reinvest all distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At June 30, 2007, separate accounts of two insurance companies owned 44% and 56%, respectively, of the Fund's

10

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

shares outstanding. Transactions in Fund shares were as follows:

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	84,958	331,874
Issued to shareholders electing to receive payments of distributions in Fund shares	17,887	—
Redemptions	(303,740)	(588,302)
Net decrease	(200,895)	(256,428)

4  Investment Adviser Fee and Other Transactions with Affiliates

Pursuant to the Advisory Agreement, OrbiMed Advisors, LLC (OrbiMed) serves as the Investment Adviser of the Fund. Under this agreement, OrbiMed receives a monthly fee at the annual rate of 1% of the Fund's first $30 million in average net assets, 0.90% of the next $20 million in average net assets, 0.75% of the next $450 million in average net assets, and 0.70% of the next $500 million in average net assets. The fee rate declines for net assets of $1 billion and greater. In addition, effective May 1, 2002, OrbiMed's fee is subject to an upward or downward performance fee adjustment of up to 0.25% of the average daily net assets of the Fund based upon the investment performance of the Fund compared to the Standard & Poor's 500 Index over a 36-month performance period. A performance adjustment of $34,123 reduced the investment adviser fee. For the six months ended June 30, 2007, the fee was equivalent to 0.73% (annualized) of the Fund's average daily net assets and amounted to $90,522. The Adviser has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Fund portfolio transactions that is consideration for third-party research services. For the six months ended June 30, 2007, OrbiMed waived $75 of its advisory fee. Under an Administration Agreement between the Trust and its Administrator, Eaton Vance Management (EVM), EVM manages and administers the affairs of the Fund. EVM does not receive a fee for serving as administrator of the Fund. Except for Trustees of the Fund who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain officers and Trustees of the Fund are officers of the above organizations.

5  Distribution Plan

The Fund has in effect a plan under Rule 12b-1 that allows the Fund to pay distribution fees to Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, for the sale and distribution of shares (so-called "12b-1 fees"). The Fund pays distribution fees equal to 0.25% per annum of average daily net assets. Distribution fees for the six months ended June 30, 2007 amounted to $31,161. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, the investment adviser or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

6  Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan ("Servicing Plan"). The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its shares that are subject to shareholder servicing agreements. For the six months ended June 30, 2007, shareholder servicing fees were equivalent to 0.14% (annualized) of the Fund's average daily net assets and amounted to $17,450.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in

11

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $10,107,781 and $13,509,662 respectively, for the six months ended June 30, 2007.

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2007.

10  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investment securities of the Fund at June 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$18,937,885
Gross unrealized appreciation	$5,823,549
Gross unrealized depreciation	(1,250,361)
Net unrealized appreciation	$4,573,188

The net unrealized appreciation on foreign currency was $478 at June 30, 2007.

11  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

12

Eaton Vance VT Worldwide Health Sciences Fund

OTHER MATTERS

Change in Independent Registered Public Accounting Firm

On August 6, 2007, PricewaterhouseCoopers LLP, resigned in the ordinary course as the Fund's independent registered public accountants.

The reports of PricewaterhouseCoopers LLP on the Fund's financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. There have been no disagreements with PricewaterhouseCoopers LLP during the Fund's two most recent fiscal years and through August 6, 2007 on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the Fund's financial statements for such years, and there were no reportable events of the kind described in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

At a meeting held on August 6, 2007, based on Audit Committee recommendations and approvals, the full Board of Trustees of the Fund approved Deloitte & Touche LLP as the Fund's independent registered public accounting firm for the fiscal year ending December 31, 2007. To the best of the Fund's knowledge, for the fiscal years ended December 31, 2006 and December 31, 2005, and through August 6, 2007, the Fund did not consult with Deloitte & Touche LLP on items which concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

13

Eaton Vance VT Worldwide Health Sciences Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the

14

Eaton Vance VT Worldwide Health Sciences Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Board met eleven times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met thirteen, fourteen and nine times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance VT Worldwide Health Sciences Fund (the "Fund") with OrbiMed Advisors LLC (the "Adviser") as well as the administrative services agreement of the Fund with Eaton Vance Management (the "Administrator"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the administrative services agreement.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the administrative services agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Administrator.

The Board considered the Adviser's and the Administrator's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board noted the Adviser's experience in managing health sciences portfolios and the experience of the 23 professional and nine support staff including portfolio managers, traders and analysts who provide services under the investment advisory agreement. The Board evaluated the level of skill and expertise required to manage the Fund and concluded that the human resources available at the Adviser were appropriate to fulfill effectively its duties on behalf of the Fund.The Board reviewed the compliance programs of the Adviser, the Administrator and their respective affiliates. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and Administrator and their affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Administrator, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the administrative services agreement, respectively.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2006 for the Fund. The Board noted that the Fund has underperformed its peers and that the Adviser is taking steps to improve performance. The Board concluded that it would be appropriate to allow additional time to evaluate the effectiveness of these actions.

15

Eaton Vance VT Worldwide Health Sciences Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the advisory fee includes a performance-based component that is intended to align the interests of the Adviser with the interests of shareholders.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Administrator, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and the Administrator and their respective affiliates in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized by the Adviser or the Administrator without regard to revenue sharing or other payments by such party in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser or the Administrator in connection with their relationships with the Fund, including the benefits to the Adviser of research services that may be available as a result of securities transactions effected for the Fund and other investment advisory clients and the benefits to the Administrator and its affiliates of payments by the Adviser to an affiliate of the Administrator to support marketing of the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and the Administrator are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and the Administrator, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's and the Administrator's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Administrator, on the one hand, and the Fund on the other hand. The Board also concluded that the structure of the investment advisory fee, which includes breakpoints at several asset levels, can be expected to cause such benefits to continue to be shared equitably.

16

Eaton Vance VT Worldwide Health Sciences Fund

INVESTMENT MANAGEMENT

Officers
James B. Hawkes
President and Trustee
Samuel D. Isaly
Vice President
Michael R. Mach
Vice President
Scott H. Page
Vice President
Duncan W. Richardson
Vice President
Payson F. Swaffield
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

17

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Administrator of Eaton Vance VT Worldwide Health Sciences Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Adviser of Eaton Vance VT Worldwide Health Sciences Fund
OrbiMed Advisors LLC

767 3rd Avenue
New York, NY 10017

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Eaton Vance VT Worldwide Health Sciences Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

  VTHSSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

During the period, the registrant’s Board designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Hayes retired from the Board effective July 1, 2007. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/James B. Hawkes
James B. Hawkes
President

Date:	August 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 9, 2007

By:	/s/James B. Hawkes
James B. Hawkes
President

Date:	August 9, 2007